UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1. Reports to Stockholders

Delaware Funds® by MACQUARIE

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,026.30	0.54%	$2.72
Class C	1,000.00	1,020.70	1.39%	6.98
Class R	1,000.00	1,023.20	0.89%	4.48
Institutional Class	1,000.00	1,027.00	0.39%	1.97
Class R6	1,000.00	1,026.20	0.32%	1.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.18	0.54%	$2.72
Class C	1,000.00	1,017.95	1.39%	6.97
Class R	1,000.00	1,020.44	0.89%	4.47
Institutional Class	1,000.00	1,022.92	0.39%	1.96
Class R6	1,000.00	1,023.27	0.32%	1.61

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	3.33%
Agency Commercial Mortgage-Backed Securities	0.34%
Agency Mortgage-Backed Securities	10.83%
Convertible Bond	0.01%
Corporate Bonds	37.61%
Banking	11.30%
Basic Industry	3.18%
Capital Goods	1.63%
Communications	3.44%
Consumer Cyclical	0.98%
Consumer Non-Cyclical	6.15%
Electric	5.53%
Energy	2.82%
Finance Companies	1.34%
Insurance	0.47%
Real Estate	0.09%
Services	0.08%
Technology	0.40%
Transportation	0.20%
Loan Agreements	0.36%
Non-Agency Asset-Backed Securities	16.60%
Non-Agency Collateralized Mortgage Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	0.67%
Supranational Bank	0.12%
US Treasury Obligations	25.15%
Preferred Stock	0.34%
Short-Term Investments	3.45%
Total Value of Securities	100.67%
Liabilities Net of Receivables and Other Assets	(0.67%)
Total Net Assets	100.00%

3

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.00%

Fannie Mae REMIC Trust Series 2001-W2 AS5 6.473% 10/25/31 f	31	$31
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ◆●	3,505	3,751

Total Agency Asset-Backed Securities (cost $3,695)		3,782

Agency Collateralized Mortgage Obligations – 3.33%

Fannie Mae Grantor Trust Series 2001-T5 A2 6.978% 6/19/41 ●	19,256	22,762
Fannie Mae REMICs
Series 2011-105 FP 0.585% (LIBOR01M + 0.40%, Cap 6.50%, Floor 0.40%) 6/25/41 ●	1,147,828	1,146,851
Series 2012-128 NP 2.50% 11/25/42	467,365	488,580
Series 2013-4 PL 2.00% 2/25/43	76,000	77,031
Series 2016-61 ML 3.00% 9/25/46	61,000	67,343
Series 2016-80 JZ 3.00% 11/25/46	155,225	162,302
Series 2017-40 GZ 3.50% 5/25/47	40,213	44,651
Series 2017-94 CZ 3.50% 11/25/47	35,126	38,266
Series 2017-99 DZ 3.50% 12/25/47	290,039	317,373
Freddie Mac REMICs
Series 3067 FA 0.535% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 ●	1,477,790	1,475,312
Series 3800 AF 0.685% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 ●	915,672	919,979
Series 4197 LZ 4.00% 4/15/43	332,836	378,757
Series 4210 Z 3.00% 5/15/43	881,465	909,566
Series 4531 PZ 3.50% 11/15/45	153,758	170,362
Series 4625 PZ 3.00% 6/15/46	37,948	38,897
Series 4650 JG 3.00% 11/15/46	1,997,000	2,202,368
Series 4695 OZ 3.00% 6/15/47	621,421	674,748
Series 4994 AV 2.00% 12/25/45 =	1,200,000	1,239,000
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	610	748
Series T-58 2A 6.50% 9/25/43 ◆	365,212	425,248
GNMA
Series 2013-113 LY 3.00% 5/20/43	17,000	18,547
Series 2016-160 VZ 2.50% 11/20/46	32,809	34,766
Series 2017-19 AY 3.00% 2/20/47	30,000	33,507
Series 2017-36 ZC 3.00% 3/20/47	197,308	215,767
Series 2017-52 LE 3.00% 1/16/47	474,000	535,697
Series 2017-56 GZ 3.50% 4/20/47	15,638	18,665
Series 2017-88 PB 3.00% 1/20/47	304,000	335,617
Series 2017-163 KH 3.50% 3/20/44	455,000	484,911

4

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-180 MJ 3.00% 12/20/47	298,000	$328,329
Series 2018-1 QG 3.00% 6/20/47	829,072	901,390

Total Agency Collateralized Mortgage Obligations (cost $12,500,693)		13,707,340

Agency Commercial Mortgage-Backed Securities – 0.34%

FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #●	95,000	97,955
Series 2014-K717 B 144A 3.754% 11/25/47 #●	245,000	250,183
Series 2014-K717 C 144A 3.754% 11/25/47 #●	80,000	80,508
Series 2016-K722 B 144A 3.975% 7/25/49 #●	430,000	450,073
NCUA Guaranteed Notes Trust Series 2011-C1 2A 0.704% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 ●	528,520	525,493

Total Agency Commercial Mortgage-Backed Securities (cost $1,396,905)		1,404,212

Agency Mortgage-Backed Securities – 10.83%

Fannie Mae S.F. 30 yr
3.00% 5/1/46	1,183,447	1,253,271
3.00% 1/1/47	1,588,000	1,701,363
3.00% 1/1/50	331,434	349,202
3.00% 3/1/50	1,266,416	1,352,677
3.50% 7/1/47	452,143	484,179
3.50% 11/1/48	289,864	306,893
3.50% 2/1/50	3,675,608	3,863,788
3.50% 3/1/50	103,368	113,459
4.00% 4/1/48	204,693	217,877
4.00% 10/1/48	922,464	1,019,191
4.50% 5/1/46	1,425,235	1,583,780
4.50% 11/1/49	1,431,584	1,536,882
5.00% 1/1/40	41,858	48,079
5.00% 8/1/49	4,836,733	5,484,831
5.50% 4/1/33	48,510	55,427
5.50% 6/1/33	45,099	51,448
5.50% 10/1/33	20,628	22,677
5.50% 12/1/33	193,472	221,771
5.50% 2/1/34	89,646	103,846
5.50% 9/1/34	120,866	137,607
5.50% 8/1/37	248,912	285,439
5.50% 1/1/38	252,463	289,451
5.50% 7/1/41	41,594	47,708
5.50% 5/1/44	4,539,137	5,209,898
6.00% 6/1/41	428,131	499,396

5

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 7/1/41	4,933,644	$5,754,085
6.00% 1/1/42	269,315	314,110
Fannie Mae S.F. 30 yr TBA
2.50% 7/1/50	1,689,000	1,760,057
3.00% 7/1/50	2,199,000	2,315,306
3.50% 7/1/50	1,180,000	1,240,936
4.00% 7/1/50	677,000	717,329
Freddie Mac ARM 4.555% (LIBOR12M + 1.93%, Cap 10.015%, Floor 1.93%) 8/1/38 ●	4,907	4,928
Freddie Mac S.F. 30 yr
3.00% 12/1/46	255,136	269,599
4.50% 8/1/48	1,688,544	1,844,146
4.50% 4/1/49	367,793	402,560
5.00% 12/1/44	1,515,051	1,738,102
5.00% 7/1/45	431,688	495,202
5.50% 1/1/34	30,500	35,300
5.50% 6/1/34	262,498	304,580
5.50% 6/1/35	68,987	79,108
5.50% 7/1/37	104,636	120,322
5.50% 8/1/37	89,680	103,017
5.50% 10/1/37	88,228	101,376
5.50% 7/1/38	193,069	225,863
5.50% 11/1/38	190,660	221,813
5.50% 4/1/40	39,260	44,192
5.50% 6/1/41	219,219	251,856
6.00% 5/1/39	27,902	32,807

Total Agency Mortgage-Backed Securities (cost $43,775,243)		44,616,734

Convertible Bond – 0.01%

Cheniere Energy 144A 4.875% exercise price $93.64, maturity date 5/28/21 #T	37,000	37,544

Total Convertible Bond (cost $37,324)		37,544

Corporate Bonds – 37.61%

Banking – 11.30%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	200,713
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	210,579
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	226,462
Banco Santander 3.50% 4/11/22	1,600,000	1,664,538
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	156,656
Bancolombia 3.00% 1/29/25	215,000	210,924

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Bank of America
3.458% 3/15/25 µ	2,845,000	$3,087,426
5.625% 7/1/20	645,000	645,000
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	199,277
Bank of Montreal 1.85% 5/1/25	345,000	357,425
Bank of New York Mellon 1.60% 4/24/25	2,000,000	2,074,693
Barclays Bank 1.70% 5/12/22	2,420,000	2,463,264
BBVA Bancomer 144A 6.75% 9/30/22 #	150,000	160,097
Citigroup 4.044% 6/1/24 µ	2,430,000	2,639,496
Citizens Financial Group 2.85% 7/27/26	1,545,000	1,674,270
Credit Agricole 144A 1.907% 6/16/26 #µ	370,000	375,530
Credit Suisse Group 144A 2.593% 9/11/25 #µ	2,295,000	2,374,853
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	194,712
Emirates NBD Bank 2.625% 2/18/25	200,000	202,160
Goldman Sachs Group 3.50% 4/1/25	180,000	197,585
ICICI Bank 3.25% 9/9/22	320,000	324,041
JPMorgan Chase & Co.
4.023% 12/5/24 µ	4,240,000	4,674,291
4.60%µy	135,000	120,535
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	519,555
KeyBank
2.40% 6/9/22	250,000	258,800
3.18% 5/22/22	1,335,000	1,384,735
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	210,371
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 ●	1,605,000	1,617,309
2.188% 4/28/26 µ	415,000	432,099
2.75% 5/19/22	1,075,000	1,117,968
3.622% 4/1/31 µ	305,000	349,075
National Securities Clearing 144A 1.20% 4/23/23 #	520,000	528,240
PNC Bank 2.70% 11/1/22	1,960,000	2,051,421
Popular 6.125% 9/14/23	500,000	506,823
QNB Finance 3.50% 3/28/24	330,000	349,342
Regions Financial
2.75% 8/14/22	370,000	385,519
3.80% 8/14/23	1,070,000	1,164,273
Royal Bank of Scotland Group 8.625%µy	1,285,000	1,338,931
Truist Bank 2.636% 9/17/29 µ	1,465,000	1,470,704
Truist Financial 2.70% 1/27/22	2,785,000	2,873,741
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	235,000	235,414
UBS 144A 1.75% 4/21/22 #	200,000	203,828
UBS Group 144A 3.00% 4/15/21 #	2,700,000	2,753,547

7

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
US Bank
2.05% 10/23/20	450,000	$451,797
3.40% 7/24/23	360,000	389,551
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	1,860,000	1,539,606

		46,567,176

Basic Industry – 3.18%
Air Products and Chemicals
1.50% 10/15/25	75,000	77,615
1.85% 5/15/27	95,000	99,617
BMC East 144A 5.50% 10/1/24 #	500,000	505,573
DuPont de Nemours 2.169% 5/1/23	1,495,000	1,523,658
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	268,485
First Quantum Minerals 144A 7.50% 4/1/25 #	250,000	239,779
Georgia-Pacific
144A 1.75% 9/30/25 #	285,000	294,233
144A 2.10% 4/30/27 #	230,000	239,032
144A 5.40% 11/1/20 #	3,090,000	3,139,319
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	269,224
Hudbay Minerals 144A 7.25% 1/15/23 #	185,000	182,899
Inversiones CMPC 144A 4.75% 9/15/24 #	200,000	215,919
Kraton Polymers 144A 7.00% 4/15/25 #	250,000	252,127
LYB International Finance III 2.875% 5/1/25	225,000	239,872
New Gold 144A 6.375% 5/15/25 #	500,000	506,823
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	265,922
Nutrien 1.90% 5/13/23	1,365,000	1,409,600
PolyOne 144A 5.75% 5/15/25 #	350,000	360,719
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	207,029
Standard Industries 144A 6.00% 10/15/25 #	250,000	258,096
Steel Dynamics 2.80% 12/15/24	1,455,000	1,516,108
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	626,134
144A 4.441% 4/24/23 #	200,000	210,073
WESCO Distribution 144A 7.125% 6/15/25 #	200,000	211,440

		13,119,296

Capital Goods – 1.63%
Bombardier 144A 6.00% 10/15/22 #	500,000	351,225
General Dynamics 3.00% 5/11/21	1,990,000	2,036,117
General Electric 3.45% 5/1/27	245,000	251,537
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	350,000	344,527

8

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Otis Worldwide 144A 2.056% 4/5/25 #	1,245,000	$1,306,192
Roper Technologies 2.35% 9/15/24	2,295,000	2,420,259

		6,709,857

Communications – 3.44%
AT&T 1.498% (LIBOR03M + 1.18%) 6/12/24 •	1,985,000	1,989,691
Baidu 3.875% 9/29/23	200,000	213,319
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,738,430
Consolidated Communications 6.50% 10/1/22	190,000	175,631
Crown Castle International 5.25% 1/15/23	2,005,000	2,231,887
CSC Holdings 6.75% 11/15/21	375,000	394,697
Fox 4.03% 1/25/24	2,280,000	2,528,928
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	204,000
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	229,203
Radiate Holdco 144A 6.625% 2/15/25 #	155,000	154,823
Sirius XM Radio 144A 4.625% 7/15/24 #	250,000	257,110
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	488,765
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	212,702
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,104,961
T-Mobile USA
144A 1.50% 2/15/26 #	250,000	250,607
144A 3.50% 4/15/25 #	290,000	316,650
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	198,181
Verizon Communications 3.15% 3/22/30	155,000	175,564
VTR Finance 144A 6.875% 1/15/24 #	300,000	306,876

		14,172,025

Consumer Cyclical – 0.98%
El Puerto de Liverpool 144A 3.95% 10/2/24 #	200,000	204,751
Ford Motor 8.50% 4/21/23	175,000	185,391
General Motors Financial
3.45% 4/10/22	1,195,000	1,218,814
4.15% 6/19/23	1,390,000	1,453,464
Kia Motors 144A 3.00% 4/25/23 #	200,000	206,368
MGM Resorts International 5.75% 6/15/25	200,000	198,377
Sands China 144A 3.80% 1/8/26 #	200,000	206,502
VF 2.40% 4/23/25	330,000	347,790

		4,021,457

Consumer Non-Cyclical – 6.15%
AbbVie 144A 2.60% 11/21/24 #	2,915,000	3,106,027
Amgen 2.20% 2/21/27	1,385,000	1,462,647
Anheuser-Busch InBev Finance 3.30% 2/1/23	590,000	624,217
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,965,000	3,366,525

9

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Cigna
2.109% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	$2,066,301
3.75% 7/15/23	935,000	1,015,672
CK Hutchison International 17 144A 2.875% 4/5/22 #	275,000	282,177
Coca-Cola 1.45% 6/1/27	1,205,000	1,238,753
CVS Health 3.70% 3/9/23	2,845,000	3,058,081
Diageo Capital 1.375% 9/29/25	435,000	442,882
DP World Crescent 144A 3.908% 5/31/23 #	200,000	208,280
Global Payments 2.65% 2/15/25	535,000	568,544
Kernel Holding 144A 8.75% 1/31/22 #	235,000	243,580
Mondelez International
1.50% 5/4/25	1,210,000	1,234,575
2.125% 4/13/23	520,000	538,935
PayPal Holdings 1.35% 6/1/23	3,025,000	3,090,128
Tenet Healthcare 5.125% 5/1/25	200,000	193,242
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	257,456
Upjohn
144A 1.65% 6/22/25 #	1,960,000	2,000,475
144A 2.30% 6/22/27 #	80,000	82,720
US Foods 144A 6.25% 4/15/25 #	248,000	253,425

		25,334,642

Electric – 5.53%
AEP Texas 2.40% 10/1/22	2,810,000	2,919,704
Ameren 2.70% 11/15/20	3,665,000	3,687,632
Avangrid 3.20% 4/15/25	505,000	552,461
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	217,397
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,687,961
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,012
Duke Energy
1.80% 9/1/21	2,250,000	2,279,899
4.875%µy	570,000	570,123
Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	216,502
Entergy 4.00% 7/15/22	1,050,000	1,114,890
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,231,749
ITC Holdings 2.70% 11/15/22	1,570,000	1,638,062
NRG Energy 144A 3.75% 6/15/24 #	1,200,000	1,269,145
NV Energy 6.25% 11/15/20	2,460,000	2,513,223
Pacific Gas and Electric 2.10% 8/1/27	980,000	970,269
Vistra Operations 144A 3.55% 7/15/24 #	1,650,000	1,704,004

		22,780,033

10

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy – 2.82%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	$2,226,514
Continental Resources 3.80% 6/1/24	605,000	572,378
Energy Transfer Operating 5.25% 4/15/29	1,235,000	1,348,657
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	210,775
KazMunayGas National 144A 4.40% 4/30/23 #	200,000	208,500
Marathon Oil 2.80% 11/1/22	1,050,000	1,051,524
MPLX 4.875% 12/1/24	1,955,000	2,172,588
ONEOK 7.50% 9/1/23	1,655,000	1,895,178
Petrobras Global Finance 6.25% 3/17/24	260,000	277,875
Petroleos Mexicanos 4.625% 9/21/23	130,000	125,041
Sabine Pass Liquefaction 5.75% 5/15/24	955,000	1,076,006
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	260,162
Tullow Oil 144A 6.25% 4/15/22 #	250,000	183,204

		11,608,402

Finance Companies – 1.34%
Ally Financial 5.75% 11/20/25	350,000	374,338
Avolon Holdings Funding 144A 3.95% 7/1/24 #	555,000	486,000
China Overseas Finance Cayman V 3.95% 11/15/22	205,000	215,481
GE Capital Funding 144A 3.45% 5/15/25 #	485,000	508,468
International Lease Finance 8.625% 1/15/22	1,080,000	1,160,770
Mastercard 3.30% 3/26/27	165,000	187,125
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	534,177
USAA Capital 144A 1.50% 5/1/23 #	2,000,000	2,052,815

		5,519,174

Insurance – 0.47%
AIA Group 3.125% 3/13/23	210,000	218,777
Equitable Holdings 3.90% 4/20/23	1,620,000	1,734,717

		1,953,494

Real Estate – 0.09%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	200,000	177,100
Kaisa Group Holdings 9.375% 6/30/24	200,000	183,728

		360,828

Services – 0.08%
Prime Security Services Borrower 144A 5.25% 4/15/24 #	127,000	130,188
Shimao Group Holdings 6.125% 2/21/24	200,000	211,500

		341,688

Technology – 0.40%
Broadcom
144A 3.15% 11/15/25 #	260,000	276,380
144A 4.70% 4/15/25 #	165,000	185,968

11

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
International Business Machines 3.00% 5/15/24	1,035,000	$1,121,422
NXP 144A 2.70% 5/1/25 #	55,000	57,865

		1,641,635

Transportation – 0.20%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	232,988
Aerovias de Mexico 144A 7.00% 2/5/25 #‡	200,000	47,500
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	217,000	154,070
Delta Air Lines 144A 7.00% 5/1/25 #	375,000	387,495

		822,053

Total Corporate Bonds (cost $151,185,409)		154,951,760

Loan Agreements – 0.36%

Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	77,507	74,794
Applied Systems 1st Lien 4.25% (LIBOR03M + 3.25%) 9/19/24 •	248,157	242,883
AssuredPartners 3.678% (LIBOR01M + 3.50%) 2/12/27 •	263,165	252,310
Berry Global Tranche W 2.177% (LIBOR01M + 2.00%) 10/1/22 •	250,000	244,219
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	266,671	229,337
Charter Communications Operating Tranche B-2 1.93% (LIBOR01M + 1.75%) 2/1/27 •	243,744	234,942
Gardner Denver Tranche B-1 1.928% (LIBOR01M + 1.75%) 3/1/27 •	207,747	197,879

Total Loan Agreements (cost $1,547,977)		1,476,364

Non-Agency Asset-Backed Securities – 16.60%

American Express Credit Account Master Trust
Series 2017-2 A 0.635% (LIBOR01M + 0.45%) 9/16/24 •	270,000	271,046
Series 2017-5 A 0.565% (LIBOR01M + 0.38%) 2/18/25 •	575,000	577,354
Series 2018-5 A 0.525% (LIBOR01M + 0.34%) 12/15/25 •	3,744,000	3,740,753
Series 2018-6 A 3.06% 2/15/24	1,145,000	1,176,496
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	588,078	595,064
BA Credit Card Trust
Series 2018-A3 A3 3.10% 12/15/23	700,000	719,710

12

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 0.505% (LIBOR01M + 0.32%) 5/15/23 #●	1,500,000	$1,492,150
Chase Issuance Trust
Series 2016-A3 A3 0.735% (LIBOR01M + 0.55%) 6/15/23 ●	6,350,000	6,372,921
Series 2017-A2 A 0.585% (LIBOR01M + 0.40%) 3/15/24 ●	1,300,000	1,304,071
Series 2018-A1 A1 0.385% (LIBOR01M + 0.20%) 4/17/23 ●	1,500,000	1,501,187
Chesapeake Funding II
Series 2017-4A A2 144A 0.495% (LIBOR01M + 0.31%) 11/15/29 #●	624,234	623,456
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 0.665% (LIBOR01M + 0.49%) 12/7/23 ●	4,270,000	4,291,202
Series 2018-A1 A1 2.49% 1/20/23	4,334,000	4,385,747
Series 2018-A2 A2 0.52% (LIBOR01M + 0.33%) 1/20/25 ●	7,700,000	7,712,315
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	508,109	510,907
Discover Card Execution Note Trust
Series 2017-A7 A7 0.545% (LIBOR01M + 0.36%) 4/15/25 ●	4,965,000	4,972,917
Series 2018-A2 A2 0.515% (LIBOR01M + 0.33%) 8/15/25 ●	4,000,000	4,012,713
Series 2018-A3 A3 0.415% (LIBOR01M + 0.23%) 12/15/23 ●	2,465,000	2,467,690
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	1,470,000	1,483,972
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	51,836	52,087
Ford Credit Floorplan Master Owner Trust A
Series 2017-2 A2 0.535% (LIBOR01M + 0.35%) 9/15/22 ●	1,000,000	999,915
GreatAmerica Leasing Receivables Funding
Series 2019-1 A2 144A 2.97% 6/15/21 #	510,554	512,993
Harley-Davidson Motorcycle Trust
Series 2020-A A2A 1.83% 1/17/23	850,000	855,125
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	234,525	213,493
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	187,947	188,294
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	685,434	690,288

13

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Invitation Homes Trust Series 2018-SFR1 A 144A 0.894% (LIBOR01M + 0.70%) 3/17/37 #●	1,221,300	$1,199,116
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	304,982	306,455
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 0.525% (LIBOR01M + 0.34%) 5/15/23 #●	1,200,000	1,181,177
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	1,259,219	1,278,152
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 0.815% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	330,000	328,792
Nissan Master Owner Trust Receivables
Series 2017-C A 0.505% (LIBOR01M + 0.32%) 10/17/22 ●	890,000	889,575
Series 2019-A A 0.745% (LIBOR01M + 0.56%) 2/15/24 ●	1,275,000	1,267,478
Series 2019-B A 0.615% (LIBOR01M + 0.43%) 11/15/23 ●	300,000	298,260
PFS Financing Series 2018-E A 144A 0.635% (LIBOR01M + 0.45%) 10/17/22 #●	910,000	904,298
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,080,760	1,096,338
Series 2019-A A2 144A 2.13% 4/20/22 #	2,600,000	2,629,137
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	167,315	168,437
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	236,619	240,632
Toyota Auto Receivables Owner Trust Series 2018-C A2B 0.305% (LIBOR01M + 0.12%) 8/16/21 ●	121,138	121,149
Trafigura Securitisation Finance Series 2018-1A A1 144A 0.915% (LIBOR01M + 0.73%) 3/15/22 #●	200,000	199,319
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	140,573	141,040
Series 2017-3A A1B 144A 0.46% (LIBOR01M + 0.27%) 4/20/22 #●	1,314,358	1,314,995
Series 2019-B A1B 0.64% (LIBOR01M + 0.45%) 12/20/23 ●	800,000	801,978
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 0.37% (LIBOR01M + 0.18%) 7/20/21 ●	1,077	1,077

14

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.685% (LIBOR01M + 0.50%) 11/15/22 #●	2,000,000	$1,998,792
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	304,578	306,963

Total Non-Agency Asset-Backed Securities (cost $68,339,859)		68,397,026

Non-Agency Collateralized Mortgage Obligations – 0.56%

GSMPS Mortgage Loan Trust Series 1998-2 A 144A 5.364% 5/19/27 #●	21,486	21,423
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	427,879	433,234
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	153,459	158,009
Silverstone Master Issuer Series 2018-1A 1A 144A 1.499% (LIBOR03M + 0.39%) 1/21/70 #●	1,680,000	1,672,679
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 3.995% 4/25/36 ●	41,324	38,371

Total Non-Agency Collateralized Mortgage Obligations (cost $2,299,933)		2,323,716

Non-Agency Commercial Mortgage-Backed Securities – 1.30%

Benchmark Mortgage Trust Series 2020-B17 A5 2.289% 3/15/53	5,000,000	5,237,796
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.876% 11/10/46 #●	100,000	100,592

Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,352,055)		5,338,388

Sovereign Bonds – 0.67%Δ

Croatia – 0.06%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	220,642

		220,642

Dominican Republic – 0.03%
Dominican Republic International Bond 144A 7.50% 5/6/21 #	100,000	103,376

		103,376

Georgia – 0.05%
Georgia Government International Bond 6.875% 4/12/21	200,000	204,604

		204,604

15

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Indonesia – 0.08%
Indonesia Government International Bond 144A 3.375% 4/15/23 #	310,000	$323,294

		323,294

Kenya – 0.05%
Kenya Government International Bond 144A 6.875% 6/24/24 #	200,000	203,735

		203,735

Nigeria – 0.06%
Nigeria Government International Bond 5.625% 6/27/22	250,000	253,691

		253,691

Republic of Korea – 0.12%
Export-Import Bank of Korea 1.125% (LIBOR03M + 0.775%) 6/1/23 ●	500,000	501,669

		501,669

Saudi Arabia – 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	257,643

		257,643

Senegal – 0.05%
Senegal Government International Bond 144A 6.25% 7/30/24 #	200,000	210,651

		210,651

Ukraine – 0.06%
Ukraine Government International Bond 144A 7.75% 9/1/20 #	250,000	251,123

		251,123

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	211,250

		211,250

Total Sovereign Bonds (cost $2,734,631)		2,741,678

Supranational Bank – 0.12%

Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	512,870

Total Supranational Bank (cost $529,500)		512,870

US Treasury Obligations – 25.15%

US Treasury Floating Rate Notes
0.264% (USBMMY3M + 0.114%) 4/30/22 ●	32,055,000	32,079,593
0.304% (USBMMY3M + 0.154%) 1/31/22 ●	13,315,000	13,334,544
US Treasury Notes 0.375% 4/30/25	25,515,000	25,634,104

16

	Principal amount°	Value (US $)

US Treasury Obligations (continued)

US Treasury Notes
0.625% 5/15/30	30,970,000	$30,880,478
1.625% 12/31/21	1,640,000	1,675,939

Total US Treasury Obligations (cost $103,464,888)		103,604,658

	Number of shares
Preferred Stock – 0.34%
Morgan Stanley 5.55% µ	1,180,000	1,084,658
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#●	400,000	319,698

Total Preferred Stock (cost $1,490,000)		1,404,356

Short-Term Investments – 3.45%

Money Market Mutual Funds – 3.45%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	2,845,863	2,845,863
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	2,845,863	2,845,863
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	2,845,863	2,845,863
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,845,863	2,845,863
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	2,845,863	2,845,863

		14,229,315

Total Short-Term Investments (cost $14,229,315)		14,229,315

Total Value of Securities – 100.67% (cost $408,887,427)		$414,749,743

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $60,247,649, which represents 14.62% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

17

Schedule of investments

Delaware Limited-Term Diversified Income Fund

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Stated rate in effect at June 30, 2020 through maturity date.

The following futures contracts were outstanding at June 30, 2020:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(70) US Treasury 5 yr Notes	$(8,801,953)	$ (8,782,646)	9/30/20	$ (19,307)	$ 2,188

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

NCUA – National Credit Union Administration

PIK – Pay-in-kind

18

Summary of abbreviations (continued):

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

19

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$414,749,743
Cash	3,198,947
Cash collateral due from brokers	53,900
Receivable for fund shares sold	1,882,853
Dividends and interest receivable	1,642,641
Receivable for securities sold	498,164
Variation margin due from broker on futures contracts	2,188

Total assets	422,028,436

Liabilities:
Payable for securities purchased	9,110,428
Payable for fund shares redeemed	415,897
Other accrued expenses	214,003
Distribution payable	154,558
Investment management fees payable to affiliates	54,263
Distribution fees payable to affiliates	41,734
Audit and tax fees payable	33,585
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,193
Trustees’ fees and expenses payable to affiliates	3,057
Accounting and administration expenses payable to affiliates	1,484
Legal fees payable to affiliates	711
Reports and statements to shareholders expenses payable to affiliates	686

Total liabilities	10,033,599

Total Net Assets	$411,994,837

Net Assets Consist of:
Paid-in capital	$447,869,911
Total distributable earnings (loss)	(35,875,074)

Total Net Assets	$411,994,837

20

Net Asset Value
Class A:
Net assets	$138,934,882
Shares of beneficial interest outstanding, unlimited authorization, no par	16,562,080
Net asset value per share	$8.39
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.63

Class C:
Net assets	$28,874,197
Shares of beneficial interest outstanding, unlimited authorization, no par	3,444,743
Net asset value per share	$8.38

Class R:
Net assets	$1,241,883
Shares of beneficial interest outstanding, unlimited authorization, no par	148,045
Net asset value per share	$8.39

Institutional Class:
Net assets	$238,481,887
Shares of beneficial interest outstanding, unlimited authorization, no par	28,436,192
Net asset value per share	$8.39

Class R6:
Net assets	$4,461,988
Shares of beneficial interest outstanding, unlimited authorization, no par	532,351
Net asset value per share	$8.38
[1] Investments, at cost	$408,887,427

See accompanying notes, which are an integral part of the financial statements.

21

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$4,374,367
Dividends	76,343

4,450,710

Expenses:
Management fees	1,027,233
Distribution expenses – Class A	173,185
Distribution expenses – Class C	162,284
Distribution expenses – Class R	3,405
Dividend disbursing and transfer agent fees and expenses	209,624
Registration fees	55,225
Accounting and administration expenses	54,846
Reports and statements to shareholders expenses	35,287
Audit and tax fees	27,584
Legal fees	22,746
Trustees’ fees and expenses	12,042
Custodian fees	11,268
Other	29,011

1,823,740
Less waived distribution expenses – Class A	(69,274)
Less expenses waived	(681,782)
Less expenses paid indirectly	(2,661)

Total operating expenses	1,070,023

Net Investment Income	3,380,687

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,619,932
Futures contracts	(1,351,966)
Swap contracts	248,273

Net realized gain	4,516,239

Net change in unrealized appreciation (depreciation) of:
Investments	842,728
Futures contracts	16,195
Swap contracts	1,511,685

Net change in unrealized appreciation (depreciation)	2,370,608

Net Realized and Unrealized Gain	6,886,847

Net Increase in Net Assets Resulting from Operations	$10,267,534

See accompanying notes, which are an integral part of the financial statements.

22

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Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,380,687	$11,700,927
Net realized gain (loss)	4,516,239	(1,982,015)
Net change in unrealized appreciation (depreciation)	2,370,608	10,584,393

Net increase in net assets resulting from operations	10,267,534	20,303,305

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,599,757)	(3,576,198)
Class C	(242,036)	(880,688)
Class R	(13,429)	(48,543)
Institutional Class	(2,908,499)	(6,691,457)
Class R6	(46,817)	(57,680)

Return of capital:
Class A	—	(519,147)
Class C	—	(139,416)
Class R	—	(5,977)
Institutional Class	—	(940,821)
Class R6	—	(11,535)

	(4,810,538)	(12,871,462)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,698,574	37,064,126
Class C	2,203,501	5,434,688
Class R	190,390	512,146
Institutional Class	42,507,267	120,185,353
Class R6	2,232,620	2,152,082

24

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$1,534,995	$3,877,071
Class C	236,705	941,340
Class R	13,882	52,149
Institutional Class	2,628,369	6,700,166
Class R6	45,498	67,441

	71,291,801	176,986,562

Cost of shares redeemed:
Class A	(21,955,081)	(73,497,716)
Class C	(10,899,905)	(34,653,775)
Class R	(567,380)	(1,768,338)
Institutional Class	(59,457,466)	(121,919,642)
Class R6	(961,326)	(816,717)

	(93,841,158)	(232,656,188)

Decrease in net assets derived from capital share transactions	(22,549,357)	(55,669,626)

Net Decrease in Net Assets	(17,092,361)	(48,237,783)

Net Assets:
Beginning of period	429,087,198	477,324,981

End of period	$411,994,837	$429,087,198

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 6/30/20[1]			Year ended

(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

$8.27	$8.14	$8.46	$8.48	$8.43	$8.52

0.07	0.21	0.20	0.16	0.12	0.11
0.15	0.15	(0.29)	0.02	0.08	(0.06)

0.22	0.36	(0.09)	0.18	0.20	0.05

(0.10)	(0.20)	(0.19)	(0.15)	(0.14)	(0.13)
—	(0.03)	(0.04)	(0.05)	(0.01)	(0.01)

(0.10)	(0.23)	(0.23)	(0.20)	(0.15)	(0.14)

$8.39	$8.27	$8.14	$8.46	$8.48	$8.43

2.63%	4.51%	(1.08% )	2.11%	2.42%	0.62%

$138,935	$137,798	$168,003	$382,353	$437,803	$439,310
0.54%	0.54%	0.60%	0.74%	0.81%	0.83%
0.97%	0.96%	0.95%	0.94%	0.92%	0.93%
1.63%	2.58%	2.46%	1.95%	1.36%	1.29%
1.20%	2.16%	2.11%	1.75%	1.25%	1.19%
119%	123%	130%	151%	124%	94%

27

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 6/30/20[1]	Year ended

(Unaudited)	12/31/19	12/31/18		12/31/17	12/31/16	12/31/15

$8.27	$8.14	$8.45		$8.47	$8.42	$8.52

0.03	0.14	0.13		0.09	0.04	0.04
0.14	0.15	(0.28)		0.02	0.09	(0.07)

0.17	0.29	(0.15)		0.11	0.13	(0.03)

(0.06)	(0.13)	(0.12)		(0.08)	(0.07)	(0.06)
—	(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.06)	(0.16)	(0.16)		(0.13)	(0.08)	(0.07)

$8.38	$8.27	$8.14		$8.45	$8.47	$8.42

2.07% [4]	3.63% [4]	(1.80%	)[4]	1.25% [4]	1.55% [4]	(0.35% )

$28,874	$36,977	$64,324		$89,456	$120,011	$141,739
1.39%	1.39%	1.45%		1.59%	1.66%	1.68%
1.72%	1.71%	1.70%		1.69%	1.67%	1.68%
0.77%	1.73%	1.61%		1.10%	0.51%	0.44%
0.44%	1.41%	1.36%		1.00%	0.50%	0.44%
119%	123%	130%		151%	124%	94%

29

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 6/30/20[1]				Year ended

(Unaudited)	12/31/19	12/31/18		12/31/17	12/31/16	12/31/15

$8.28	$8.14	$8.46		$8.48	$8.43	$8.52

0.05	0.18	0.18		0.14	0.09	0.08
0.14	0.16	(0.30)		0.01	0.08	(0.06)

0.19	0.34	(0.12)		0.15	0.17	0.02

(0.08)	(0.17)	(0.16)		(0.12)	(0.11)	(0.10)
—	(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.08)	(0.20)	(0.20)		(0.17)	(0.12)	(0.11)

$8.39	$8.28	$8.14		$8.46	$8.48	$8.43

2.32% [4]	4.27% [4]	(1.43%	)[4]	1.76% [4]	2.06% [4]	0.27%

$1,242	$1,586	$2,753		$3,819	$4,984	$6,298
0.89%	0.89%	0.95%		1.09%	1.16%	1.18%
1.22%	1.21%	1.20%		1.19%	1.17%	1.18%
1.28%	2.23%	2.11%		1.60%	1.01%	0.94%
0.95%	1.91%	1.86%		1.50%	1.00%	0.94%
119%	123%	130%		151%	124%	94%

31

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended 6/30/20[1]				Year ended

(Unaudited)	12/31/19	12/31/18		12/31/17	12/31/16	12/31/15

$8.27	$8.14	$8.46		$8.47	$8.43	$8.52

0.07	0.23	0.22		0.18	0.13	0.12
0.15	0.15	(0.30)		0.02	0.07	(0.06)

0.22	0.38	(0.08)		0.20	0.20	0.06

(0.10)	(0.22)	(0.20)		(0.16)	(0.15)	(0.14)
—	(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.10)	(0.25)	(0.24)		(0.21)	(0.16)	(0.15)

$8.39	$8.27	$8.14		$8.46	$8.47	$8.43

2.70% [4]	4.67% [4]	(0.93%	)[4]	2.39% [4]	2.45% [4]	0.77%

$238,482	$249,667	$240,614		$266,274	$377,595	$464,429
0.39%	0.39%	0.45%		0.59%	0.66%	0.68%
0.72%	0.71%	0.70%		0.69%	0.67%	0.68%
1.78%	2.73%	2.61%		2.10%	1.51%	1.44%
1.45%	2.41%	2.36%		2.00%	1.50%	1.44%
119%	123%	130%		151%	124%	94%

33

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended 6/30/20[1]	Year ended		5/1/17[2] to

(Unaudited)	12/31/19	12/31/18	12/31/17

$8.27	$8.14	$8.45	$8.50

0.08	0.23	0.22	0.12
0.13	0.15	(0.28)	(0.03)

0.21	0.38	(0.06)	0.09

(0.10)	(0.22)	(0.21)	(0.09)
—	(0.03)	(0.04)	(0.05)

(0.10)	(0.25)	(0.25)	(0.14)

$8.38	$8.27	8.14	8.45

2.62%	4.74%	(0.75% )	1.10%

$4,462	$3,059	$1,631	$1,634
0.32%	0.32%	0.38%	0.52%
0.64%	0.64%	0.62%	0.61%
1.85%	2.80%	2.68%	2.11%
1.53%	2.48%	2.44%	2.02%
119%	123%	130%	151% [6]

35

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2020 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers seven series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as

36

market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

To Be Announced Trades — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses

37

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Fund earned $2,432 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Fund earned $229 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6 and 0.32% of the Fund’s average daily net assets of the Class R6 shares from Jan. 1, 2020 through June 30, 2020.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and

38

Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Fund was charged $9,052 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Fund was charged $19,284 for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from Jan. 1, 2020 through June 30, 2020.** The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2020, the Fund was charged $6,145 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2020, DDLP earned $328 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2020, DDLP received gross CDSC commissions of $492 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

39

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021 for all classes.

**The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

3. Investments

For the six months ended June 30, 2020, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$93,545,468
Purchases of US government securities	379,842,847
Sales other than US government securities	152,519,649
Sales of US government securities	319,890,237

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$411,132,867

Aggregate unrealized appreciation of investments and derivatives	$6,148,548
Aggregate unrealized depreciation of investments and derivatives	(2,550,979)

Net unrealized appreciation of investments and derivatives	$3,597,569

40

At December 31, 2019 the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$19,422,994	$23,304,277	$42,727,271

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

41

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The table below summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2020.

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage- Backed Securities[1]	$—	$134,552,198	$1,239,000	$135,791,198
Corporate Debt	—	154,989,304	—	154,989,304
Foreign Debt	—	3,254,548	—	3,254,548
Loan Agreements	—	1,476,364	—	1,476,364
US Treasury Obligation	—	103,604,658	—	103,604,658
Preferred Stock	—	1,404,356	—	1,404,356
Short-Term Investments	14,229,315	—	—	14,229,315

Total Value of Securities	$14,229,315	$399,281,428	$1,239,000	$414,749,743

Derivatives[2]
Liabilities:
Futures Contracts	$(19,307)	$—	$—	$(19,307)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Agency, Asset- & Mortgage- Backed Securities	99.09%	0.91%	100.00%

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Class A	2,376,562	4,503,964
Class C	265,563	660,861
Class R	22,921	62,094
Institutional Class	5,128,195	14,608,756
Class R6	272,926	260,643

Shares issued upon reinvestment of dividends and distributions:
Class A	185,915	469,761
Class C	28,717	114,873
Class R	1,681	6,328
Institutional Class	318,401	812,809
Class R6	5,511	8,176

	8,606,392	21,508,265

Shares redeemed:
Class A	(2,653,164)	(8,954,747)
Class C	(1,321,623)	(4,208,592)
Class R	(68,274)	(214,824)
Institutional Class	(7,189,266)	(14,800,280)
Class R6	(116,088)	(99,260)

	(11,348,415)	(28,277,703)

Net decrease	(2,742,023)	(6,769,438)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended June 30, 2020 and year ended Dec. 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Six months ended 6/30/20	10,154	51,055	50,959	10,251	$506,820
Year ended 12/31/19	16,248	67,900	66,237	17,926	695,642

43

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

5. Line of Credit

Prior to May 6, 2020, the Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of June 30, 2020 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2020, the Fund posted $53,900 in cash as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2020, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted

44

to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2020, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. For the six months ended June 30, 2020, the Fund did not enter into any CDS contracts as a seller of protection.

At June 30, 2020, the Fund had no open CDS contracts.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2020, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the

45

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

“Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Fair value of derivative instruments as of June 30, 2020 was as follows:

Liability Derivatives Fair Value

Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$19,307

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2020. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2020 was as follows:

	Net Realized Gain (Loss) on:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(1,351,966)	$—	$(1,351,966)
Credit contracts	—	248,273	248,273

Total	$(1,351,966)	$248,273	$(1,103,693)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$16,195	$—	$16,195
Credit contracts	—	1,511,685	1,511,685

Total	$16,195	$1,511,685	$1,527,880

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2020.

	Long Derivatives Volume	Short Derivatives Volume
Futures contracts (average notional value)	USD 3,458,782	USD 13,227,060
CDS contracts (average notional value)*	9,520,400	—

*Long represents buying protection and short represents selling protection.

46

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

47

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

7. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are

48

collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

49

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

50

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Fund’s financial statements.

51

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust. As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

52

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

53

Delaware Funds® by Macquarie privacy practices notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.

• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to

i	This page is not part of the semiannual report.

maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

This privacy practices notice is being provided on behalf of the following:

Delaware Capital Management

Delaware Capital Management Advisers, Inc.

Delaware Distributors, Inc.

Delaware Distributors, L.P.

Delaware Funds by Macquarie

Delaware Enhanced Global Dividend and Income Fund

Delaware Group® Adviser Funds

Delaware Group Cash Reserve

Delaware Group Equity Funds I

Delaware Group Equity Funds II

Delaware Group Equity Funds IV

Delaware Group Equity Funds V

Delaware Group Foundation Funds

Delaware Group Global & International Funds

Delaware Group Government Fund

Delaware Group Income Funds

Delaware Group Limited-Term Government Funds

Delaware Group State Tax-Free Income Trust

Delaware Group Tax-Free Fund

Delaware Investments® Colorado Municipal Income Fund, Inc.

Delaware Investments Dividend and Income Fund, Inc.

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Delaware Investments National Municipal Income Fund

Delaware Pooled® Trust

Delaware VIP® Trust

Voyageur Insured Funds

Voyageur Intermediate Tax Free Funds

Voyageur Mutual Funds

Voyageur Mutual Funds II

Voyageur Mutual Funds III

Voyageur Tax Free Funds

Delaware Investments Advisers Partner, Inc.

Delaware Investments Distribution Partner, Inc.

Delaware Investments Fund Advisers

Delaware Investments Fund Services Company

Delaware Investments Management Company, LLC

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

Four Corners Capital Management, LLC

Macquarie Absolute Return MBS Fund, LP

Macquarie Absolute Return MBS Fund

Macquarie Alternative Strategies

Macquarie Allegiance Capital, LLC

Macquarie Asset Advisers

Macquarie Emerging Markets Small Cap Fund, LLC

Macquarie Funds Management Hong Kong Limited

Macquarie Global Infrastructure Total Return Fund Inc.

Macquarie Investment Management Advisers

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Business Trust

Macquarie Investment Management Europe Limited

Macquarie Investment Management Europe S.A.

Macquarie Investment Management General Partner, Inc.

Macquarie Investment Management Global Limited

Macquarie Multi-Cap Growth Fund, LP

This page is not part of the semiannual report.       ii

Delaware Funds® by Macquarie privacy practices notice

Macquarie Real Estate Absolute Return Partners, Inc.

Macquarie Total Return Fund Inc.

Optimum Fund Trust

Retirement Financial Services, Inc.

Revised February 2020

iii	This page is not part of the semiannual report.

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Delaware Funds® by Macquarie

Equity funds

US equity funds

●	Delaware Equity Income Fund

(formerly, First Investors Equity Income Fund)1

●	Delaware Growth and Income Fund

(formerly, First Investors Growth & Income Fund)1

●	Delaware Growth Equity Fund

(formerly, First Investors Select Growth Fund)1

●	Delaware Mid Cap Value Fund
●	Delaware Opportunity Fund

(formerly, First Investors Opportunity Fund)1

●	Delaware Select Growth Fund[2]
●	Delaware Small Cap Core Fund[3]
●	Delaware Small Cap Growth Fund
●	Delaware Small Cap Value Fund
●	Delaware Smid Cap Growth Fund
●	Delaware Special Situations Fund

(formerly, First Investors Special Situations Fund)1

● Delaware U.S. Growth Fund

● Delaware Value® Fund

Global / international equity funds

● Delaware Emerging Markets Fund

● Delaware Global Equity Fund

(formerly, First Investors Global Fund)1

● Delaware International Fund

(formerly, First Investors International Fund)1

● Delaware International Small Cap Fund

● Delaware International Value Equity Fund

Alternative / specialty funds

● Delaware Covered Call Strategy Fund

(formerly, First Investors Covered Call Strategy Fund)1

● Delaware Healthcare Fund

● Delaware Hedged U.S. Equity Opportunities Fund

(formerly, First Investors Hedged U.S. Equity Opportunities Fund)1

● Delaware Premium Income Fund

(formerly, First Investors Premium Income Fund)1

Multi-asset funds

● Delaware Global Listed Real Assets Fund

(formerly, Delaware REIT Fund)4

● Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

● Delaware Total Return Fund

(formerly, First Investors Total Return Fund)1

● Delaware Wealth Builder Fund

1On April 6, 2019, Foresters Investment Management Company, Inc. (FIMCO), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), a leading global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (Macquarie), would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds® by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”). Following the requisite approval of each Reorganization from shareholders of each First Investors Fund, each Acquiring Fund is managed by DMC and each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as the corresponding First Investors Fund. The Transaction closed on Oct. 4, 2019 (the “Closing Date”). Information, including without limitation historical holdings and performance information, relating to the Acquiring Funds for periods prior to the Closing Date has been provided by FIMCO and is attributable to the Acquired Funds.

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investing involves risk, including the possible loss of principal.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

v	This page is not part of the semiannual report.

Fixed income funds

Taxable fixed income funds

● Delaware Corporate Bond Fund

● Delaware Diversified Income Fund

● Delaware Emerging Markets Debt Corporate Fund

(formerly, Delaware Emerging Markets Debt Fund)

● Delaware Extended Duration Bond Fund

● Delaware Floating Rate Fund

● Delaware Floating Rate II Fund

(formerly, First Investors Floating Rate Fund)1

● Delaware Fund for Income

(formerly, First Investors Fund For Income)1

● Delaware Government Cash Management Fund

(formerly, First Investors Government Cash Management Fund)1,5

● Delaware High-Yield Opportunities Fund

● Delaware International Opportunities Bond Fund

(formerly, First Investors International Opportunities Bond Fund)1

● Delaware Investment Grade Fund

(formerly, First Investors Investment Grade Fund)1

● Delaware Investments Ultrashort Fund

● Delaware Limited Duration Bond Fund

(formerly, First Investors Limited Duration Bond Fund)1

● Delaware Limited-Term Diversified Income Fund

● Delaware Strategic Income Fund

● Delaware Strategic Income II Fund

(formerly, First Investors Strategic Income Fund)1

Municipal fixed income funds

● Delaware Minnesota High-Yield Municipal Bond Fund

● Delaware National High-Yield Municipal Bond Fund

● Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)1

● Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt Opportunities Fund)1

● Delaware Tax-Free Arizona Fund

● Delaware Tax-Free California Fund

● Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)1

● Delaware Tax-Free Colorado Fund

● Delaware Tax-Free Idaho Fund

● Delaware Tax-Free Minnesota Fund

● Delaware Tax-Free Minnesota Intermediate Fund

● Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)1

● Delaware Tax-Free New York Fund

● Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)1

● Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)1

● Delaware Tax-Free Pennsylvania Fund

● Delaware Tax-Free USA Fund

● Delaware Tax-Free USA Intermediate Fund

2On May 20, 2020, the Board of Trustees approved the replacement of the Fund’s current sub-advisor with the US Growth Equity team of the Fund’s investment manager, Delaware Management Company. In connection with this determination, the Board approved certain changes to the Fund’s investment strategies. These portfolio management and strategy changes were effective July 31, 2020. The investment strategy changes may result in higher portfolio turnover in the near term, as the new portfolio management team purchases and sells securities to accommodate the investment strategy changes. A higher portfolio turnover is likely to cause the Fund to realize capital gains and incur transaction costs. You should consult your financial advisor about the changes that will result from the investment strategy changes.

3Closed to certain new investors.

4Effective Aug. 20, 2019, the Fund’s name, investment objectives, and portfolio managers changed. The new portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its current investment process. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

5On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about Sept. 25, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, Sept. 23, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.

This page is not part of the semiannual report.       vi

Caring for your portfolio

Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.

If you decide to make some changes, check out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.

Most importantly, you may generally exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).

Choose the investment method suitable for you

After you’ve evaluated your overall investments, you have choices about how to implement any changes:

1.	Move assets all at once at any time.

2.

Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.

3.

Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Important notes about exchanging or redeeming shares

For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.

If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.

When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.

You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.

We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to

6:00pm Eastern time

For securities dealers and financial

institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management ● 2005 Market Street ● Philadelphia, PA 19103-7094

Effective Sept. 1, 2020: 610 Market Street ● Philadelphia, PA 19106-2354

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

(1268647)
ix This page is not part of the semiannual report.	SA-022 22627 [8/20]

Semiannual report

Fixed income mutual funds

Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)

Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt Opportunities Fund)

Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)

Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)

Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)

Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A. The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from Jan 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from Jan 1, 2020 to June 30, 2020 (Unaudited)

Delaware Tax-Exempt Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,012.80	0.83%	$4.15
Institutional Class	1,000.00	1,013.60	0.68%	3.40
Class R6	1,000.00	1,013.80	0.62%	3.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.74	0.83%	$4.17
Institutional Class	1,000.00	1,021.48	0.68%	3.42
Class R6	1,000.00	1,021.78	0.62%	3.12

Delaware Tax-Exempt Opportunities Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,009.30	0.95%	$4.75
Institutional Class	1,000.00	1,010.20	0.66%	3.30
Class R6	1,000.00	1,010.80	0.65%	3.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.95%	$4.77
Institutional Class	1,000.00	1,021.58	0.66%	3.32
Class R6	1,000.00	1,021.63	0.65%	3.27

Delaware Tax-Free California II Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$998.80	0.92%	$4.57
Institutional Class	1,000.00	1,000.10	0.64%	3.18
Class R6	1,000.00	1,000.10	0.65%	3.23
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.29	0.92%	$4.62
Institutional Class	1,000.00	1,021.68	0.64%	3.22
Class R6	1,000.00	1,021.63	0.65%	3.27

Delaware Tax-Free New Jersey Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,009.60	0.90%	$4.50
Institutional Class	1,000.00	1,010.00	0.68%	3.40
Class R6	1,000.00	1,010.00	0.66%	3.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Institutional Class	1,000.00	1,021.48	0.68%	3.42
Class R6	1,000.00	1,021.58	0.66%	3.32

Disclosure of Fund expenses

For the six-month period from Jan 1, 2020 to June 30, 2020 (Unaudited)

Delaware Tax-Free New York II Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,011.70	0.86%	$4.30
Institutional Class	1,000.00	1,012.30	0.60%	3.00
Class R6	1,000.00	1,012.90	0.62%	3.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.59	0.86%	$4.32
Institutional Class	1,000.00	1,021.88	0.60%	3.02
Class R6	1,000.00	1,021.78	0.62%	3.12

Delaware Tax-Free Oregon Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/20	6/30/20	Expense Ratio	1/1/20 to 6/30/20*
Actual Fund return†
Class A	$1,000.00	$1,019.60	0.91%	$4.57
Institutional Class	1,000.00	1,020.80	0.66%	3.32
Class R6	1,000.00	1,020.70	0.67%	3.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.34	0.91%	$4.57
Institutional Class	1,000.00	1,021.58	0.66%	3.32
Class R6	1,000.00	1,021.53	0.67%	3.37

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Exempt Income Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.13%
Corporate Revenue Bonds	7.78%
Education Revenue Bonds	8.35%
Electric Revenue Bonds	4.58%
Healthcare Revenue Bonds	5.80%
Lease Revenue Bonds	3.44%
Local General Obligation Bonds	2.78%
Pre-Refunded/Escrowed to Maturity Bonds	3.59%
Special Tax Revenue Bonds	19.12%
State General Obligation Bond	12.73%
Transportation Revenue Bonds	23.00%
Water & Sewer Revenue Bonds	7.96%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Exempt Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alaska	0.27%
Arizona	2.41%
California	9.64%
Colorado	2.04%
District of Columbia	2.58%
Florida	5.67%
Georgia	3.36%
Idaho	0.10%
Illinois	3.36%
Louisiana	1.48%
Massachusetts	3.36%
Michigan	2.58%
Missouri	0.15%
New Jersey	6.50%
New York	29.86%
Ohio	0.17%
Oklahoma	1.16%
Oregon	1.44%
Pennsylvania	6.24%
Puerto Rico	4.34%
South Carolina	1.34%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Income Fund

State / territory	Percentage of net assets
Texas	3.09%
Utah	3.69%
Virginia	1.33%
Washington	0.35%
Wisconsin	2.62%
Total Value of Securities	99.13%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Opportunities Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.68%
Corporate Revenue Bonds	10.27%
Education Revenue Bonds	8.75%
Electric Revenue Bonds	2.31%
Healthcare Revenue Bonds	9.41%
Housing Revenue Bonds	0.37%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	4.90%
Pre-Refunded Bonds	4.42%
Resource Recovery Revenue Bond	0.46%
Special Tax Revenue Bonds	16.59%
State General Obligation Bonds	9.30%
Transportation Revenue Bonds	25.32%
Water & Sewer Revenue Bonds	1.11%
Total Value of Securities	98.68%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Exempt Opportunities Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.10%
Arizona	0.29%
California	12.42%
Colorado	3.76%
Connecticut	0.62%
District of Columbia	0.34%
Florida	6.57%
Georgia	2.38%
Idaho	0.06%
Illinois	5.73%
Kansas	0.01%
Louisiana	0.79%
Massachusetts	5.80%
Michigan	4.10%
Minnesota	0.52%
Mississippi	0.33%
Missouri	1.42%
New Jersey	5.24%
New York	17.64%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Opportunities Fund

State / territory	Percentage of net assets
North Carolina	1.47%
Ohio	0.98%
Pennsylvania	4.96%
Puerto Rico	11.10%
Rhode Island	0.40%
South Carolina	0.25%
Tennessee	1.76%
Texas	4.97%
Utah	1.37%
Virginia	1.79%
Washington	1.31%
Wisconsin	0.20%
Total Value of Securities	98.68%

Security type / sector / state / territory allocations
Delaware Tax-Free California II Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.75%
Corporate Revenue Bonds	5.49%
Education Revenue Bonds	15.18%
Electric Revenue Bonds	4.51%
Healthcare Revenue Bonds	5.13%
Housing Revenue Bonds	2.45%
Lease Revenue Bonds	10.05%
Local General Obligation Bonds	10.00%
Pre-Refunded/Escrowed to Maturity Bonds	10.27%
Special Tax Revenue Bonds	8.98%
State General Obligation Bonds	10.89%
Transportation Revenue Bonds	15.80%
Short-Term Investment	0.27%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California II Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	89.41%
Guam	1.13%
Puerto Rico	7.89%
US Virgin Islands	0.59%
Total Value of Securities	99.02%

Security type / sector / state / territory allocations
Delaware Tax-Free New Jersey Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.40%
Corporate Revenue Bonds	5.49%
Education Revenue Bonds	12.19%
Electric Revenue Bonds	1.02%
Healthcare Revenue Bonds	5.69%
Housing Revenue Bonds	3.15%
Lease Revenue Bonds	12.97%
Local General Obligation Bonds	17.13%
Resource Recovery Revenue Bonds	0.65%
Special Tax Revenue Bonds	24.78%
State General Obligation Bonds	1.88%
Transportation Revenue Bonds	14.45%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New Jersey Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.18%
New Jersey	81.28%
New York	1.63%
Pennsylvania	6.69%
Puerto Rico	8.08%
US Virgin Islands	0.54%
Total Value of Securities	99.40%

Security type / sector / state / territory allocations
Delaware Tax-Free New York II Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.86%
Corporate Revenue Bonds	2.76%
Education Revenue Bonds	25.71%
Electric Revenue Bonds	7.10%
Healthcare Revenue Bond	2.06%
Housing Revenue Bond	1.47%
Lease Revenue Bonds	7.89%
Local General Obligation Bonds	5.10%
Pre-Refunded/Escrowed to Maturity Bonds	4.33%
Special Tax Revenue Bonds	22.72%
State General Obligation Bonds	1.80%
Transportation Revenue Bonds	12.01%
Water & Sewer Revenue Bonds	5.91%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York II Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.19%
New York	88.23%
Puerto Rico	9.21%
US Virgin Islands	0.23%
Total Value of Securities	98.86%

Security type / sector / state / territory allocations
Delaware Tax-Free Oregon Fund	As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	101.73%
Corporate Revenue Bond	0.47%
Education Revenue Bonds	6.35%
Electric Revenue Bonds	0.98%
Healthcare Revenue Bonds	13.34%
Housing Revenue Bonds	3.92%
Local General Obligation Bonds	30.48%
Pre-Refunded Bonds	14.93%
Special Tax Revenue Bonds	10.46%
State General Obligation Bonds	6.12%
Transportation Revenue Bonds	8.03%
Water & Sewer Revenue Bonds	6.65%
Short-Term Investment	0.79%
Total Value of Securities	102.52%
Liabilities Net of Receivables and Other Assets	(2.52%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Oregon Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.94%
Oregon	93.50%
Puerto Rico	7.57%
US Virgin Islands	0.51%
Total Value of Securities	102.52%

Schedules of investments
Delaware Tax-Exempt Income Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.13%

Corporate Revenue Bonds – 7.78%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (United States Steel Corporation Project) 5.125% 5/1/30	2,650,000	$2,332,159
California Pollution Control Financing Authority Revenue (Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	875,000	470,313
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Capital Appreciation Asset-Backed) Series B 6.309% 6/1/47 ^	5,955,000	1,245,250
Inland Empire Tobacco Securitization, California (Capital Appreciation-Turbo-Asset-Backed) Series F 144A 1.46% 6/1/57 #^	74,090,000	2,737,625
Jefferson County, Texas Industrial Development (TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	875,000	803,906
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	875,000	875,166
Monroe County, Michigan Economic Development (The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	4,500,000	5,119,695
New Jersey Tobacco Settlement Financing Corporation (Subordinate Revenue Refunding Bonds) Series B 5.00% 6/1/46	3,500,000	3,844,855
New York Liberty Development
(Bank of America Tower At One Bryant Park Project) 2.625% 9/15/69	1,435,000	1,426,003
2.80% 9/15/69	5,220,000	5,123,221
Northern Tobacco Securitization, Alaska (Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	1,400,000	1,400,280
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,327,850
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) 144A 7.00% 11/1/38 (AMT)#	875,000	815,238
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39 (AMT)#	900,000	791,901

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
St. James Parish, Louisiana
(NuStar Logistics, LP Project) 144A 6.10% 6/1/38 #	385,000	$449,588
Series A 144A 6.35% 10/1/40 #	1,545,000	1,814,772
Series B 144A 6.10% 12/1/40 #	380,000	443,749
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	9,040,000	1,604,419
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,490,000	236,746
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 1.971% 6/1/47 ^	23,380,000	4,312,909
(Capital Appreciation) Series B 5.20% 6/1/46	1,250,000	1,258,925
Series D 2.601% 6/1/47 ^	6,955,000	1,214,621

		39,649,191

Education Revenue Bonds – 8.35%
Arizona Industrial Development Authority Revenue
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	911,391
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	936,075
Build NYC Resource, New York (New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	517,305
California Educational Facilities Authority Revenue (Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,669,450
California Municipal Finance Authority Revenue Series A 144A 5.50% 6/1/53 #	700,000	719,859
California School Finance Authority (ICEF - View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	355,000	369,999
Capital Trust Agency, Florida Revenue (University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,952,520
Dauphin County, Pennsylvania General Authority Revenue (The Harrisburg University Science and Technology Project) 144A 5.00% 10/15/34 #	875,000	826,236
District of Columbia Revenue
(KIPP DC Issue) 4.00% 7/1/39	1,275,000	1,349,269
4.00% 7/1/44	740,000	773,922

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Fulton County, Georgia Development Authority (Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	$3,815,201
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/50 #	175,000	179,203
Series A 144A 5.00% 7/1/54 #	240,000	244,704
Massachusetts Development Finance Agency (Harvard University Issue) Series A 5.00% 7/15/40	5,000,000	7,765,900
Massachusetts Educational Financing Authority Series A 5.25% 1/1/28	495,000	495,525
Massachusetts School Building Authority Series C 5.00% 8/15/37	2,500,000	2,953,000
New York State Dormitory Authority Revenue (New York University) Series A 5.75% 7/1/27 (NATL)	10,000,000	12,014,400
Newark, Texas Higher Education Finance (Village Tech Schools) Series A 5.125% 8/15/47	875,000	846,930
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/39 #	500,000	502,135
Series A 144A 5.00% 6/15/49 #	500,000	490,980
Phoenix, Arizona Industrial Development Authority (Basis School Projects) 144A 5.00% 7/1/35 #	250,000	263,187
Pima County, Arizona Industrial Development Authority Education Revenue (Facility American Leadership Academy Project) 144A 5.00% 6/15/47 #	655,000	647,337
State Public School Building Authority Revenue, Pennsylvania
(Community College of Allegheny County Project) 5.00% 3/1/27 BAM	240,000	296,626
5.00% 3/1/28 BAM	250,000	315,355
5.00% 3/1/29 BAM	265,000	340,048
Utah State Charter School Finance Authority Revenue (Wallace Stegner Academy Project) Series A 144A 5.00% 6/15/39 #	675,000	692,510
Yonkers, New York Economic Development Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 4.00% 10/15/29	230,000	232,183
Series A 5.00% 10/15/39	420,000	438,035

		42,559,285

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds – 4.58%
Piedmont Municipal Power Agency, South Carolina Series D 5.75% 1/1/34 (AGC)	5,000,000	$5,205,250
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 1/1/38	5,000,000	6,120,450
Utility Debt Securitization Authority, New York (Restructuring Bonds) 5.00% 12/15/37	10,000,000	11,993,700

		23,319,400

Healthcare Revenue Bonds – 5.80%
California Health Facilities Financing Authority Revenue (Kaiser Permanente) Series A-2 5.00% 11/1/47	1,600,000	2,553,984
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc. Project) 144A 5.00% 7/1/46 #	875,000	814,861
(Tuscan Gardens Palm Coast Project) Series A 144A 7.00% 10/1/49 #	350,000	253,221
Collier County, Florida Industrial Development Authority Revenue (The Arlington of Naples Project) Series A 144A 8.125% 5/15/44 #‡	775,000	581,250
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-1 4.00% 8/1/38	1,000,000	1,096,890
Series A-2 5.00% 8/1/37	1,105,000	1,321,668
(Ralston Creek at Arvada Project) Series A 5.25% 11/1/32	875,000	756,324
Escambia County, Florida Health Facilities Authority Revenue (Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/45	2,500,000	2,679,300
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	808,115
(The Terraces of Phoenix Project) 5.00% 7/1/48	875,000	841,855
Idaho Health Facilities Authority Revenue (The Terraces of Boise Project) Series A 8.00% 10/1/44	775,000	517,142
Illinois Finance Authority Revenue (Admiral at Lake Project) 5.50% 5/15/54	875,000	788,629
King County, Washington Public Hospital District No.4 Series A 6.25% 12/1/45	875,000	950,241

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lake County Port & Economic Development Authority, Ohio (Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #	805,000	$590,467
Lancaster County, Philadelphia, Pennsylvania Hospital Authority Revenue (St. Anne’s Retirement Community Project) 5.00% 4/1/27	1,425,000	1,450,180
Lee County, Florida Industrial Development Authority (The Preserve Project) Series A 144A 5.75% 12/1/52 #	850,000	751,765
Montgomery County, Ohio (Trousdale Foundation Properties) Series A 144A 6.25% 4/1/49 #	445,000	255,777
Nassau County, New York Industrial Development Agency (Amsterdam at Harborside) Series A 6.70% 1/1/49	875,000	692,510
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority (Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	1,287,775
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.50% 12/1/38 #	1,000,000	954,570
Series A 144A 6.75% 12/1/53 #	875,000	818,099
Public Finance Authority, Wisconsin Airport Facilities Revenue (Vista Grande Villa Project) Series A 144A 6.50% 7/1/50 #	825,000	508,052
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	2,710,000	2,427,428
Series B 4.25% 11/15/26	2,940,000	2,723,675
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(C.C. Young Memorial Home Project) Series A 6.375% 2/15/48	825,000	673,233
(MRC Stevenson Oaks Project) Series A 144A 10.00% 3/15/23 #	875,000	1,042,834
Washington State Housing Finance Commission (Heron’s Key) Series A 144A 7.00% 7/1/45 #	800,000	841,136
Woodloch Health Facilities Development, Missouri (Inspired Living at Missouri City Project) Series A 144A 7.125% 12/1/51 #‡	800,000	565,456

		29,546,437

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 3.44%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.625% 11/1/33	1,000,000	$1,048,230
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Cameron Parish, Louisiana Gomesa Project) 144A 5.65% 11/1/37 #	875,000	897,706
New Jersey State Transportation Trust Fund Authority (Transportation System) Series A 5.00% 12/15/25	5,000,000	5,618,000
New York City, New York Transitional Finance Authority Building Aid Revenue Series S-1 5.00% 7/15/31	5,000,000	5,810,200
New York Liberty Development Revenue (3 World Trade Center Project) Class 2 144A 5.15% 11/15/34 #	4,000,000	4,166,280

		17,540,416

Local General Obligation Bonds – 2.78%
Blue Lake Metropolitan District No.3, Colorado Series A 5.25% 12/1/48	525,000	433,393
Chicago, Illinois Board of Education Series A 5.00% 12/1/41	1,225,000	1,235,743
Crowfoot Valley Ranch Metropolitan District No.2, Colorado Series A 5.75% 12/1/48	1,000,000	1,022,510
Denton Independent School District, Texas (School Building) Series A 5.00% 8/15/40 (PSF)	4,000,000	4,728,800
New York City, New York Series F-1 5.00% 6/1/34	5,000,000	5,850,500
South Maryland Creek Ranch Metropolitan District, Colorado Series A 5.625% 12/1/47	875,000	888,825

		14,159,771

Pre-Refunded/Escrowed to Maturity Bonds – 3.59%
Georgia State Environmental Loan Acquisition (Local Government Loan) 5.125% 3/15/31-21§	2,205,000	2,280,477
Manatee County, Florida School District Series A 5.625% 7/1/31-21 (AGM)§	5,000,000	5,265,450
New Jersey State Turnpike Authority Turnpike Revenue Series A 5.00% 1/1/30-22§	5,000,000	5,470,750
Pennsylvania Turnpike Commission Revenue Series C 5.00% 12/1/43-23§	4,555,000	5,281,568

		18,298,245

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 19.12%
Camden County, New Jersey Improvement Authority Revenue (County Capital Program) Series A 5.00% 1/15/40	5,000,000	$5,846,250
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/34	5,000,000	5,789,350
Denver Convention Center Hotel Authority, Colorado
Series REF 5.00% 12/1/26	1,230,000	1,318,142
Series REF 5.00% 12/1/29	295,000	314,677
Series REF 5.00% 12/1/31	440,000	467,799
Series REF 5.00% 12/1/32	880,000	934,498
Series REF 5.00% 12/1/34	735,000	778,409
Series REF 5.00% 12/1/35	590,000	623,553
Series REF 5.00% 12/1/36	440,000	463,976
Juban Crossing Economic Development District, Louisiana (General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	875,000	753,865
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue (Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/50 #	725,000	743,357
Louisiana Regional Transit Authority (Capital Appreciation) 3.233% 12/1/21 (NATL)^	3,305,000	3,164,769
Metropolitan Transportation Authority Revenue, New York (Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,817,300
New York City, New York Transitional Finance Authority Future Tax Secured
Series B-1 5.00% 8/1/42	5,000,000	5,710,300
Series D-1 5.00% 11/1/38	7,500,000	7,867,350
Series E-1 5.00% 2/1/35	5,000,000	6,089,900
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	2,500,000	2,947,525
Series B 5.00% 3/15/35	5,000,000	5,313,150
(General Purpose) Series D 5.00% 2/15/37	5,000,000	5,293,100
New York State Urban Development Revenue (General Purpose) Series B 5.00% 3/15/35	5,000,000	5,886,500
Orange County, California Local Transportation Authority 5.00% 2/15/39	5,000,000	6,306,400
Port Authority of Allegheny County, Pennsylvania 5.00% 3/1/25	5,000,000	5,148,250
Puerto Rico Sales Tax Financing Revenue (Capital Appreciation-Restructured) Series A-1 5.391% 7/1/46 ^	11,224,000	3,179,759

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	5,015,000	$5,166,252
Series A-1 5.00% 7/1/58	1,330,000	1,393,907
Series A-2 4.329% 7/1/40	10,001,000	10,072,307

		97,390,645

State General Obligation Bond – 12.73%
California State
5.00% 8/1/33	5,000,000	5,858,150
5.00% 9/1/35	8,000,000	9,762,720
(School Facilities) 5.00% 11/1/30	5,000,000	5,667,300
(Various Purposes) 5.00% 10/1/26	2,500,000	3,164,850
5.25% 9/1/30	5,000,000	5,684,000
Commonwealth of Massachusetts Series A 5.00% 7/1/37	5,000,000	5,913,000
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	685,000	412,713
(Public Improvement) Series A 5.00% 7/1/24 ‡	1,070,000	753,013
Series A 5.25% 7/1/34 ‡	875,000	616,875
(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	730,000	512,825
District of Columbia Revenue
Series B 6.00% 6/1/21 (NATL)	5,000,000	5,264,650
Series C 5.00% 6/1/34	5,000,000	5,765,700
Illinois State
5.00% 1/1/28	915,000	979,617
5.25% 2/1/30	1,115,000	1,168,252
5.25% 2/1/32	580,000	606,036
5.25% 2/1/33	210,000	219,026
Series A 5.125% 12/1/29	1,490,000	1,622,819
(Rebuild Illinois Program) Series B 4.00% 11/1/34	4,545,000	4,486,824
Oregon State (Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	6,371,850

		64,830,220

Transportation Revenue Bonds – 23.00%
Atlanta, Georgia Department of Aviation Series C 5.25% 1/1/30 (AGM)	5,000,000	5,106,900
Chicago, Illinois O’Hare International Airport Revenue (Senior Lien) Series A 5.00% 1/1/37 (AMT)	5,000,000	6,027,850

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Lee County, Florida Airport Revenue 5.00% 10/1/33	4,305,000	$5,075,681
Miami-Dade County, Florida Aviation Revenue Series B 5.00% 10/1/37	5,700,000	6,365,361
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/43	1,860,000	1,978,408
Series E 5.00% 1/1/32	5,050,000	6,208,268
New York State Thruway Authority
Series J 5.00% 1/1/32	5,000,000	5,642,300
Series K 5.00% 1/1/31	5,000,000	5,792,500
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/33 (AMT)	790,000	847,204
5.00% 1/1/34 (AMT)	4,210,000	4,514,846
Oklahoma State Turnpike Authority Revenue Series A 5.00% 1/1/42	5,000,000	5,892,050
Pennsylvania Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,687,650
Series C 5.00% 12/1/43	1,445,000	1,575,180
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,369,130
5.00% 10/15/29 (AMT)	3,105,000	3,643,221
Port Beaumont Navigation District, Texas (Allegiant Industrial Island Park Project) 144A 8.00% 2/1/39 (AMT)#	1,250,000	1,295,287
Salt Lake City, Utah Airport Revenue
(Senior Lien) Series A 5.00% 7/1/36 (AMT)	10,000,000	12,092,900
Series A 5.00% 7/1/38 (AMT)	5,000,000	6,012,700
South Jersey Port, New Jersey
(Subordinated Marine Terminal) Series B 5.00% 1/1/24 (AMT)	180,000	192,715
Series B 5.00% 1/1/25 (AMT)	390,000	423,513
Series B 5.00% 1/1/30 (AMT)	230,000	254,766
Series B 5.00% 1/1/33 (AMT)	390,000	424,928
Series B 5.00% 1/1/34 (AMT)	450,000	488,493
Series B 5.00% 1/1/35 (AMT)	245,000	265,156
Series B 5.00% 1/1/36 (AMT)	230,000	248,027
South Jersey Transportation Authority, New Jersey Series A 5.00% 11/1/30 (AGM)	1,500,000	1,831,005

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Superior City, Wisconsin (Midwest Energy Resources Company Project) Series E 6.90% 8/1/21 (NATL)	12,000,000	$12,818,400
Wayne County, Michigan Airport Authority Series D 5.00% 12/1/45 (AGM)	6,300,000	7,145,460
Westchester County, New York Industrial Development Agency (Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT)#	875,000	951,694

		117,171,593

Water & Sewer Revenue Bonds – 7.96%
Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/35	5,000,000	5,893,900
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	22,000,000	23,189,980
Series EE 5.00% 6/15/39	5,000,000	5,970,600
Philadelphia, Pennsylvania Water & Wastewater Revenue 5.00% 11/1/28	5,000,000	5,502,650

		40,557,130

Total Municipal Bonds (cost $475,766,957)		505,022,333

Total Value of Securities – 99.13% (cost $475,766,957)		$505,022,333

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $33,996,211, which represents 6.67% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Exempt Opportunities Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.68%

Corporate Revenue Bonds – 10.27%
California Pollution Control Financing Authority Revenue (Calplant I Project) 144A 8.00% 7/1/39 (AMT) #	375,000	$201,563
Erie County, New York Tobacco Asset Securitization Revenue Series A 1.536% 6/1/60 ^	25,000,000	1,027,000
Golden State Tobacco Securitization Settlement Revenue, California
(Asset-Backed) Series A-2 5.00% 6/1/47	500,000	506,265
(Capital Appreciation Asset-Backed) Series B 0.583% 6/1/47 ^	6,425,000	1,343,532
Inland Empire Tobacco Securitization, California (Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #^	45,705,000	2,279,308
Series F 144A 1.459% 6/1/57 #^	190,445,000	7,036,943
Jefferson County, Texas Industrial Development Revenue (TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	500,000	459,375
Lower Alabama Gas District Series A 5.00% 9/1/46	250,000	344,457
Michigan Tobacco Settlement Finance Authority Revenue Series A 6.00% 6/1/48	525,000	525,100
Minneapolis, Minnesota Community Planning & Economic Development Department (Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	300,000	307,185
Monroe County, Michigan Economic Development Revenue (The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	500,000	568,855
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,571,470
New Jersey Tobacco Settlement Financing Corporation (Subordinate Revenue Refunding Bonds) Series B 5.00% 6/1/46	2,510,000	2,757,310
New York Liberty Development Revenue (Bank of America Tower at One Bryant Park Project)
2.625% 9/15/69	1,080,000	1,073,228
2.80% 9/15/69	8,150,000	7,998,899
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	1,000,000	1,505,150

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) Series A 144A 7.00% 11/1/38 (AMT) #	375,000	$349,388
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39 (AMT) #	600,000	527,934
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	6,400,000	1,135,872
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,055,000	167,629
Virginia Tobacco Settlement Financing (Capital Appreciation)
Series C 1.966% 6/1/47 ^	19,135,000	3,529,833
Series D 2.521% 6/1/47 ^	6,760,000	1,180,566

		36,396,862

Education Revenue Bonds – 8.75%
BIBB County, Georgia Development Authority Revenue (Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	2,500,000	2,592,075
Build NYC Resource, New York (New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	400,000	413,844
California Educational Facilities Authority Revenue (Stanford University)
Series T-1 5.00% 3/15/39	8,000,000	12,318,400
Series V-1 5.00% 5/1/49	1,950,000	3,255,427
California Municipal Finance Authority Revenue Series A 144A 5.50% 6/1/53 #	300,000	308,511
Capital Trust Agency, Florida (University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	1,750,000	1,651,020
Columbia Heights, Minnesota Charter School Lease Revenue (Prodeo Academy Project) Series A 5.00% 7/1/49	1,000,000	965,860
Dauphin County, Pennsylvania General Authority Revenue (The Harrisburg University of Science and Technology Project)
144A 5.00% 10/15/34 #	375,000	354,101
144A 5.125% 10/15/41 #	150,000	136,505

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue (Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/50 #	500,000	$512,010
Massachusetts Development Finance Agency Revenue (Emerson College) 5.00% 1/1/38	500,000	567,345
Massachusetts Educational Financing Authority Revenue Series I 6.00% 1/1/28	95,000	95,103
Newark Higher Education Finance Revenue, Texas (Village Tech Schools) Series A 5.125% 8/15/47	375,000	362,970
Ohio Higher Educational Facility Revenue (University of Dayton 2011 Project) Series A 5.375% 12/1/30	500,000	506,640
Pennsylvania State Public School Building Authority (Northampton County Area Community College Project) 5.50% 3/1/31	500,000	514,370
Public Finance Authority, Wisconsin Airport Facilities Revenue (Cornerstone Charter Academy Project) 144A 5.125% 2/1/46 #	500,000	502,990
Rhode Island Health and Educational Building Revenue (University of Rhode Island Auxiliary Enterprise) Series B 5.25% 9/15/29 (AGC)	1,415,000	1,420,278
Summit County, Ohio Development Finance Authority Revenue (Austen Bioinnovation Institute In Akron Project) 5.375% 12/1/30	1,000,000	1,020,720
Town of Davie, Florida (Nova Southeastern University Project) 5.00% 4/1/38	3,000,000	3,510,900

		31,009,069

Electric Revenue Bonds – 2.31%
Long Island, New York Power Authority Series B 5.00% 9/1/41	3,000,000	3,503,790
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,186,663
Series A 6.75% 7/1/36 ‡	1,770,000	1,261,125
Series WW 5.25% 7/1/33 ‡	1,750,000	1,225,000

		8,176,578

Healthcare Revenue Bonds – 9.41%
Berks County, Pennsylvania Industrial Development Authority Revenue (Tower Health Project) 5.00% 11/1/47	3,000,000	3,340,740

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue (Kaiser Permanente) Series A1 5.00% 11/1/47	750,000	$1,197,180
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc. Project) Series A 144A 5.00% 7/1/46 #	500,000	465,635
(Tuscan Gardens Palm Coast Project)
Series A 144A 6.75% 10/1/37 #	150,000	112,251
Series A 144A 7.00% 10/1/49 #	320,000	231,517
Collier County, Florida Industrial Development Authority Revenue (The Arlington of Naples Project) Series A 144A 8.125% 5/15/44 #‡	335,000	251,250
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,635,000	1,523,526
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,500,000	1,610,190
(Ralston Creek at Arvada Project) Series A 5.25% 11/1/32	375,000	324,139
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania (The Children’s Hospital of Philadelphia Project) Series D 5.00% 7/1/32	500,000	519,060
Idaho Health Facilities Authority Revenue (The Terraces of Boise Project) Series A 8.00% 10/1/44	330,000	220,202
Illinois Finance Authority Revenue (Admiral at Lake Project) 5.50% 5/15/54	375,000	337,984
King County, Washington Public Hospital District No. 4 (Snoqualmie Valley Hospital) Series A 6.25% 12/1/45	375,000	407,246
Lake County Port & Economic Development Authority Revenue, Ohio (Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #	495,000	363,083
Lee County Industrial Development Authority, Florida (The Preserve Project) Series A 144A 5.75% 12/1/52 #	475,000	420,104
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (The Glen Retirement System Project) Series A-1 5.00% 1/1/49	2,500,000	2,075,050
Miami-Dade County, Florida Health Facilities Authority Revenue (Nicklaus Children’s Hospital Project) 5.00% 8/1/42	1,500,000	1,732,080

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery, Ohio (Trousdale Foundation Properties) Senior Series A 144A 6.25% 4/1/49 #	250,000	$143,695
Nash Health Care Systems Revenue, North Carolina 5.50% 11/1/26 (AGM)	1,000,000	1,004,070
Nassau County, New York Industrial Development Agency Revenue (Amsterdam House Continuing Care Retirement Community) Series A 6.70% 1/1/49	375,000	296,790
New Hope, Texas Cultural Education Facilities Finance
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,250,000	2,054,385
(Presbyterian Village North Project) Series A1 5.25% 10/1/49	500,000	435,580
New York State Dormitory Authority Revenue (NYU Langone Hospitals) Series A 4.00% 7/1/53	50,000	55,745
Norfolk, Virginia Economic Development Authority Revenue (Sentara Healthcare) Series B 5.00% 11/1/43	1,000,000	1,066,530
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,500,000	1,431,855
Series A 144A 6.75% 12/1/53 #	500,000	467,485
Public Finance Authority, Wisconsin Airport Facilities Revenue (Vista Grande Villa Project) 144A 6.50% 7/1/50 #	350,000	215,537
Seminole County Industrial Development Authority, Florida (Legacy Pointe at UCF Project)
4.25% 11/15/26	2,060,000	1,908,425
5.50% 11/15/49	2,000,000	1,750,920
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue (The Farms at Bailey Station Project) 5.75% 10/1/59	630,000	547,325
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	500,000	523,385
(C.C. Young Memorial Home Project) 6.375% 2/15/48	350,000	285,614
(MRC Stevenson Oaks Project) 144A 10.00% 3/15/23 #	375,000	446,929
Tempe, Arizona Industrial Development Authority Revenue (Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	500,000	502,990

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of North Carolina Board of Governors (University of North Carolina Hospitals at Chapel Hill) 5.00% 2/1/46	500,000	$578,750
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) Series A-1 4.00% 8/1/44	50,000	53,963
Washington State Housing Finance Commission (Heron’s Key Senior Living) Series A 144A 7.00% 7/1/45 #	3,970,000	4,174,137
Woodloch Health Facilities Development, Texas (Inspired Living at Missouri City Project) Series A-1 144A 7.125% 12/1/51 #‡	345,000	243,853

		33,319,200

Housing Revenue Bonds – 0.37%
Massachusetts Housing Finance Agency Series A 5.25% 12/1/35 (FHA)	1,000,000	1,002,640
Minnesota Housing Finance Agency (Rental Housing) Series A 5.05% 8/1/31	300,000	310,728

		1,313,368

Lease Revenue Bonds – 5.47%
California Pollution Control Financing Authority Revenue (San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,139,380
Connecticut State Health & Educational Facilities Authority (State Supported Child Care) 5.00% 7/1/28	1,000,000	1,042,140
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,013,520
Series A 5.00% 9/1/37	1,000,000	1,003,280
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Cameron Parish, Louisiana Gomesa Project) Series A-1 144A 5.65% 11/1/37 #	375,000	384,731
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	954,630
Series A 5.00% 6/15/50	1,850,000	1,976,355
Michigan State Building Authority (Facilities Program) Series I-A 5.00% 10/15/29	1,000,000	1,055,700
Minnesota Housing Finance Agency (Non Profit Housing Bonds State Appropriation) 5.00% 8/1/31	250,000	261,630
New Jersey State Transportation Trust Fund Authority Series AA 5.00% 6/15/29	1,000,000	1,162,280

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building Aid Revenue Series S-1 5.00% 7/15/37	5,000,000	$5,353,300
New York Liberty Development Revenue (3 World Trade Center Project) Class 2 144A 5.15% 11/15/34 #	1,000,000	1,041,570

		19,388,516

Local General Obligation Bonds – 4.90%
Blue Lake Metropolitan District No. 3, Colorado Series A 5.25% 12/1/48	225,000	185,740
Crowfoot Valley Ranch Metropolitan District No. 2, Colorado Series A 5.75% 12/1/48	500,000	511,255
Goodrich Area School District, Michigan 5.50% 5/1/32	1,000,000	1,041,980
New York City, New York
Subseries B-1 5.00% 12/1/37	4,500,000	5,388,795
Subseries B-1 5.00% 12/1/41	5,000,000	5,950,800
Quincy, Massachusetts 5.00% 12/1/28	500,000	509,350
Rockwall Independent School District, Texas 5.00% 2/15/46 (PSF)	2,000,000	2,341,740
South Maryland Creek Ranch Metropolitan District, Colorado Series A 5.625% 12/1/47	500,000	507,900
Wayne, Michigan Series A 5.00% 2/1/30 (AGM)	935,000	938,235

		17,375,795

Pre-Refunded Bonds – 4.42%
Broward, Florida Airport System Revenue Series A 5.25% 10/1/30-23 §	5,000,000	5,790,350
Georgia State Environmental Loan Acquisition 5.125% 3/15/31-21 §	695,000	718,790
Kent Hospital Finance Authority, Michigan (Spectrum Health System) Series A 5.00% 11/15/29-21 §	1,000,000	1,064,320
Lansing, Michigan Board of Water & Light Series A 5.50% 7/1/41-21 §	5,000,000	5,261,800
Richmond, Virginia Public Utility Revenue Series A 5.00% 1/15/38-23 §	500,000	559,465
University of Massachusetts Building Authority Revenue Senior Series 2013-1 5.00% 11/1/39-22 §	1,000,000	1,107,090

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Waterbury, Connecticut 5.00% 12/1/32-23 §	1,000,000	$1,153,970

		15,655,785

Resource Recovery Revenue Bond – 0.46%
Union County, New Jersey Improvement Authority (Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,750,000	1,619,748

		1,619,748

Special Tax Revenue Bonds – 16.59%
Illinois State Series B 6.00% 6/15/26 (NATL)	1,000,000	1,172,720
Juban Crossing Economic Development District, Louisiana (General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	375,000	323,085
Metropolitan Transportation Authority Revenue, New York (Dedicated Tax Fund Refunding Green Bonds) Series B-2 5.00% 11/15/36	2,000,000	2,326,920
New York City, New York Transitional Finance Authority Building Aid Revenue Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,095,275
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	4,000,000	4,830,680
Series A 5.00% 3/15/42	4,000,000	4,801,080
Series B 5.00% 3/15/34	5,000,000	5,318,400
New York State Urban Development Revenue 5.00% 3/15/37	3,000,000	3,755,100
Port Authority of Allegheny County, Pennsylvania (Special Revenue Transportation Refunding Bonds) 5.25% 3/1/24	6,000,000	6,188,640
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	5,535,000	5,701,936
Series A-1 5.00% 7/1/58	12,392,000	12,987,436
Series A-1 5.146% 7/1/51 ^	6,235,000	1,273,436
Series A-1 5.266% 7/1/46 ^	15,610,000	4,422,313
Series A-2 4.329% 7/1/40	2,545,000	2,563,146
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project Area 1 and 2A) Series A 5.75% 9/1/32	30,000	26,532

		58,786,699

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 9.30%
California State Various Purposes 5.00% 4/1/37	5,000,000	$5,509,950
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,403,980
Series E 5.00% 8/1/35	5,000,000	5,227,600
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	2,755,000	1,659,887
(Public Improvement)
Series A 5.00% 7/1/24 ‡	725,000	510,219
Series A 5.00% 7/1/41 ‡	1,140,000	718,200
Series A 5.125% 7/1/37 ‡	1,570,000	1,010,687
Series A 5.25% 7/1/30 ‡	2,300,000	1,624,375
Series A 5.25% 7/1/31 ‡	485,000	341,925
Series A 5.25% 7/1/34 ‡	595,000	419,475
Series A 5.50% 7/1/39 ‡	1,050,000	689,063
Series A 6.00% 7/1/38 ‡	545,000	387,631
Series B 5.00% 7/1/35 ‡	495,000	347,737
Illinois State
5.00% 2/1/39	1,200,000	1,240,428
5.25% 2/1/30	3,490,000	3,656,682
5.25% 2/1/32	1,180,000	1,232,970
5.25% 2/1/33	740,000	771,805
Series A 4.00% 12/1/33	1,010,000	1,000,132
Series B 4.00% 11/1/39	5,320,000	5,189,713

		32,942,459

Transportation Revenue Bonds – 25.32%
Atlanta, Georgia Airport General Revenue Series C 5.25% 1/1/30	5,000,000	5,105,650
Broward County, Florida Airport System Revenue Series A 4.00% 10/1/49 (AMT)	5,000,000	5,447,600
Chicago, Illinois O’Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,037,413
Series A 5.00% 1/1/38 (AMT)	600,000	721,218
Dallas Fort Worth, Texas International Airport Series F 5.25% 11/1/30	5,000,000	5,651,850
Denver, Colorado City & County Airport System Revenue Series A 5.00% 12/1/43 (AMT)	6,000,000	7,150,020
Massachusetts Port Authority
Series A 5.00% 7/1/37 (AMT)	4,000,000	4,868,880
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,564,451
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,203,377

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Metropolitan Nashville, Tennessee Airport Authority Series A 5.00% 7/1/45	5,020,000	$5,698,754
Metropolitan Transportation Authority Revenue, New York (Green Bond) Series C-1 5.25% 11/15/55	750,000	860,033
Montgomery County, Texas Toll Road Authority 5.00% 9/15/37	1,750,000	1,884,103
New Jersey State Turnpike Authority Turnpike Revenue Series E 5.00% 1/1/45	6,000,000	6,722,400
New York Transportation Development Special Facilities Revenue (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,217,230
North Carolina Turnpike Authority 5.00% 1/1/36 (AGM)	3,000,000	3,637,290
North Texas Tollway Authority Revenue (First Tier) Series B 5.00% 1/1/40	2,000,000	2,146,800
Ohio Turnpike & Infrastructure Commission (Infrastructure Projects) Series A-1 5.00% 2/15/28	300,000	331,863
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,398,480
Series C 5.00% 12/1/44	1,000,000	1,118,290
Port Beaumont Navigation District, Texas (Allegiant Industrial Island Park Project) 144A 8.00% 2/1/39 #	750,000	777,173
Salt Lake City, Utah Airport Revenue Series A 5.00% 7/1/36 (AMT)	4,000,000	4,837,160
San Francisco, California City & County Airports Commission Series A 5.00% 5/1/44 (AMT)	5,000,000	6,038,350
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/42 (AMT)	1,000,000	1,060,860
Series B 5.00% 1/1/48 (AMT)	5,000,000	5,255,500
Triborough Bridge & Tunnel Authority, New York (MTA Bridges and Tunnels) Series A 5.00% 11/15/49	1,080,000	1,355,378
Washington, District of Columbia Metropolitan Area Transit Authority 5.00% 7/1/43	1,000,000	1,197,250
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,702,300
Series D 5.00% 12/1/45 (AGM)	750,000	850,650

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Westchester County, New York Industrial Development Agency (Million Air Two LLC General Aviation Facilities Project) 144A 7.00% 6/1/46 (AMT) #	775,000	$842,929

		89,683,252

Water & Sewer Revenue Bonds – 1.11%
Mississippi Development Bank (City of Jackson, Mississippi Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	1,000,000	1,179,250
Philadelphia, Pennsylvania Water & Wastewater Revenue 5.00% 11/1/28	1,000,000	1,100,530
Saginaw, Michigan Water Supply System Revenue Series A 5.00% 7/1/31 (AGM)	500,000	524,765
Toledo, Ohio Water System Revenue 5.00% 11/15/38	1,000,000	1,111,700

		3,916,245

Total Municipal Bonds (cost $331,284,844)		349,583,576

Total Value of Securities – 98.68% (cost $331,284,844)		$349,583,576

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $ 31,855,955, which represents 8.99% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

Summary of abbreviations (continued):

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California II Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.75%
Corporate Revenue Bonds – 5.49%
California Pollution Control Financing Authority Revenue (CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #	300,000	$161,250
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	400,000	405,012
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.068% 6/1/47 ^	720,000	150,559
Inland Empire Tobacco Securitization (Asset-Backed) Series F 144A 1.696% 6/1/57 #^	10,785,000	398,506
Tobacco Securitization Authority of Southern California
(Asset-Backed-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	3,905,000	693,059
(Asset-Backed-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,455,000	231,185

		2,039,571

Education Revenue Bonds – 15.18%
California Educational Facilities Authority Revenue (Stanford University) 5.25% 4/1/40	1,100,000	1,754,346
California Municipal Finance Authority
(Emerson College Issue) Series B 5.00% 1/1/32	1,000,000	1,161,380
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	250,000	248,955
California Public Finance Authority Educational Facilities Revenue (Trinity Classical Academy Project) Series A 144A 5.00% 7/1/44 #	350,000	356,601
California School Finance Authority
(Arts in Action Charter Schools- Obligated Group) Series A 144A 5.00% 6/1/50 #	605,000	625,685
(ICEF - View Park Elementary and Middle Schools) Series A 5.625% 10/1/34	300,000	319,089
Series A 5.875% 10/1/44	300,000	319,821
California Statewide Communities Development Authority College Housing Revenue (NCCD - Hooper Street LLC - California College of the Arts Project) 144A 5.25% 7/1/52 #	550,000	546,623
California Statewide Communities Development Authority Student Housing Revenue (Provident Group - Pomona Properties LLC Project) Series A 144A 5.75% 1/15/45 #	300,000	304,647

		5,637,147

Electric Revenue Bonds – 4.51%
Los Angeles Department of Water & Power Revenue (Power System Revenue) Series A 5.00% 7/1/42	1,000,000	1,219,960

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	185,000	$131,813
Series TT 5.00% 7/1/32 ‡	340,000	237,150
Series XX 5.25% 7/1/40 ‡	120,000	84,000

		1,672,923

Healthcare Revenue Bonds – 5.13%
California Health Facilities Financing Authority Revenue (Sutter Health) Series A 5.00% 8/15/43	1,000,000	1,149,840
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	300,000	323,130
Series A 144A 5.50% 12/1/58 #	400,000	432,392

		1,905,362

Housing Revenue Bonds – 2.45%
California Housing Finance Agency Series 2 4.00% 3/20/33	496,264	532,784
Independent Cities Finance Authority, California Series A 5.25% 5/15/49	350,000	378,423

		911,207

Lease Revenue Bonds – 10.05%
California Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II) 5.00% 6/1/43	750,000	901,973
California State Public Works Board Lease Revenue
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,150,530
(Various Judicial Council Projects) Series D 5.00% 12/1/29	500,000	530,810
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed) Series A 5.00% 6/1/45	1,000,000	1,150,500

		3,733,813

Local General Obligation Bonds – 10.00%
Fresno Unified School District (Election 2016) Series A 5.00% 8/1/41	500,000	604,705
Los Angeles Unified School District (Election 2008) Series A 5.00% 7/1/40	1,000,000	1,177,770
Moreno Valley Unified School District (Election 2014) Series B 5.00% 8/1/43 (AGM)	500,000	620,600
Natomas Unified School District (1999 Refunding) 5.95% 9/1/21 (NATL)	130,000	134,559

Schedules of investments
Delaware Tax-Free California II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New Haven Unified School District (Election 2014) Series A 5.00% 8/1/40	1,000,000	$1,176,820

		3,714,454

Pre-Refunded/Escrowed to Maturity Bonds – 10.27%
Bay Area, California Toll Authority (San Francisco Bay Area) Series S4 5.00% 4/1/32-23 §	1,000,000	1,129,080
California Educational Facilities Authority Revenue (Harvey Mudd College) 5.25% 12/1/31-21 §	500,000	535,260
California State Public Works Board Lease Revenue (Trustees of the California State University) Series E 5.00% 9/1/33-22 §	1,000,000	1,102,210
Centinela Valley Union High School District (Election 2010) Series A 5.00% 8/1/31-21 §	500,000	525,890
San Joaquin County Transportation Authority (Limited Tax - Measure K) Series A 5.75% 3/1/28-21 §	250,000	259,183
West Contra Costa Unified School District (2010 Election) Series A 5.25% 8/1/32-21 (AGM) §	250,000	263,620

		3,815,243

Special Tax Revenue Bonds – 8.98%
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	1,035,000	1,066,215
Series A-1 5.00% 7/1/58	315,000	330,136
Series A-2 4.329% 7/1/40	365,000	367,603
Sacramento Transient Occupancy Tax Revenue (Convention Center Complex) Series A 5.00% 6/1/38	1,200,000	1,349,172
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Senior Lien) Series A 4.00% 10/1/22	130,000	125,364
Series A 5.00% 10/1/29	100,000	94,928

		3,333,418

State General Obligation Bonds – 10.89%
California State
(Various Purposes) 5.00% 9/1/31	1,000,000	1,124,670
5.00% 4/1/37	2,000,000	2,203,980
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	270,000	162,675
(Public Improvement) Series A 5.00% 7/1/24 ‡	80,000	56,300
Series A 5.00% 7/1/41 ‡	125,000	78,750
Series A 5.25% 7/1/34 ‡	65,000	45,825

	Principal amount°	Value (US $)

Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement) Series A 5.375% 7/1/33 ‡	135,000	$94,331
Series B 5.75% 7/1/38 ‡	180,000	124,200
Series C 6.00% 7/1/39 ‡	165,000	114,675
(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	55,000	38,637

		4,044,043

Transportation Revenue Bonds – 15.80%
Bay Area, California Toll Authority (San Francisco Bay Area) Series S-H 5.00% 4/1/44	1,000,000	1,208,800
Port Authority of Guam Revenue Series A 5.00% 7/1/48	375,000	418,163
San Francisco City & County Airports Commission (San Francisco International Airport) Series A 5.00% 5/1/34 (AMT)	1,000,000	1,243,780
San Francisco Municipal Transportation Agency Revenue 5.00% 3/1/32	1,000,000	1,108,230
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	695,669
Series B 5.00% 3/1/42	1,000,000	1,193,720

		5,868,362

Total Municipal Bonds (cost $34,415,336)		36,675,543

Short-Term Investment – 0.27%
Variable Rate Demand Note – 0.27%¤
University of California Series AL-2 0.05% 5/15/48	100,000	100,000

Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 99.02% (cost $34,515,336)		$36,775,543

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $3,397,789, which represents 9.15% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2020.

Schedules of investments
Delaware Tax-Free California II Fund

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICEF – Inner City Education Foundation

LLC – Limited Liability Corporation

NATL – Insured by National Public Finance Guarantee Corporation

NCCD – National Campus and Community Development

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New Jersey Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.40%
Corporate Revenue Bonds – 5.49%
Cape May County Industrial Pollution Control Financing Authority Revenue (Atlantic City Electric Company) Series A 6.80% 3/1/21 (NATL)	1,350,000	$1,402,853
New Jersey Tobacco Settlement Financing Corporation (Subordinate) Series B 5.00% 6/1/46	500,000	549,265

		1,952,118

Education Revenue Bonds – 12.19%
New Jersey Educational Facilities Authority Revenue
(Montclair State University) Series A 5.00% 7/1/39	1,000,000	1,091,430
Series D 5.00% 7/1/36	500,000	559,405
(Princeton University) Series I 5.00% 7/1/32	1,000,000	1,270,090
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	1,000,000	1,181,220
(Stevens Institute of Technology) Series A 4.00% 7/1/50	225,000	229,801

		4,331,946

Electric Revenue Bonds – 1.02%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	128,250
Series TT 5.00% 7/1/32 ‡	335,000	233,663

		361,913

Healthcare Revenue Bonds – 5.69%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	1,000,000	1,202,780
(Valley Health System Obligated Group) 4.00% 7/1/44	750,000	821,505

		2,024,285

Housing Revenue Bonds – 3.15%
New Jersey Housing & Mortgage Finance Agency (Single Family Housing) Series D 4.00% 4/1/25 (AMT)	1,000,000	1,120,510

		1,120,510

Lease Revenue Bonds – 12.97%
Garden State Preservation Trust Series A 5.75% 11/1/28 (AGM)	1,000,000	1,244,270
Hudson County Improvement Authority Revenue (Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,204,080
Mercer County Improvement Authority Revenue (Courthouse Annex Project) 5.00% 9/1/40	500,000	598,340
New Jersey Economic Development Authority (Transit Transportation Project) Series A 4.00% 11/1/44	1,000,000	1,018,540

Schedules of investments
Delaware Tax-Free New Jersey Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority Revenue (Transportation System) Series A 5.00% 12/15/23	500,000	$544,165

		4,609,395

Local General Obligation Bonds – 17.13%
Bayonne (School Refunding Bonds) 5.00% 7/1/39 (BAM)	500,000	592,480
Belleville Board of Education 4.00% 9/1/37 (BAM)	1,000,000	1,090,520
Ewing Township Board of Education 4.00% 7/15/36	1,000,000	1,162,240
Hudson (Energy Savings Obligation) 4.00% 6/15/38	1,370,000	1,575,952
Livingston Township School District 5.00% 7/15/37	1,000,000	1,190,110
Township of Montclair (Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	477,391

		6,088,693

Resource Recovery Revenue Bonds – 0.65%
Union County, New Jersey Improvement Authority (Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	231,393

		231,393

Special Tax Revenue Bonds – 24.78%
Bergen County Improvement Authority Revenue (Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39	1,000,000	1,142,750
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	550,550
4.00% 8/1/36	480,000	566,097
Camden County, New Jersey Improvement Authority Revenue (County Capital Program) Series A 5.00% 1/15/40	1,000,000	1,169,250
Essex County, New Jersey Improvement Authority Revenue 5.50% 10/1/27 (NATL)	1,000,000	1,337,610
Gloucester County Improvement Authority Revenue (Rowan University Project) 5.00% 7/1/44	750,000	926,483

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hudson County Improvement Authority Revenue (Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	$589,490
Monmouth County Improvement Authority Revenue
5.00% 1/15/29	190,000	194,665
Series A 4.00% 8/1/38	250,000	298,080
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	1,310,000	1,349,509
Series A-1 5.00% 7/1/58	360,000	377,298
Series A-2 4.329% 7/1/40	115,000	115,820
Virgin Islands Public Finance Authority
(Matching Fund Loan Note) 5.00% 10/1/29	100,000	94,928
Series A 4.00% 10/1/22	100,000	96,434

		8,808,964

State General Obligation Bonds – 1.88%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	250,000	150,625
(Public Improvement) Series A 5.00% 7/1/24 ‡	75,000	52,781
Series A 5.00% 7/1/41 ‡	120,000	75,600
Series A 5.25% 7/1/34 ‡	60,000	42,300
Series A 5.375% 7/1/33 ‡	120,000	83,850
Series B 5.75% 7/1/38 ‡	175,000	120,750
Series C 6.00% 7/1/39 ‡	155,000	107,725
(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	50,000	35,125

		668,756

Transportation Revenue Bonds – 14.45%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/33	500,000	624,620
5.00% 7/1/34	250,000	311,607
Series A 5.00% 7/1/44	250,000	315,840
Delaware River Port Authority Revenue 5.00% 1/1/30	1,000,000	1,124,800
New Jersey Turnpike Authority Revenue Series A 5.00% 1/1/48	500,000	599,020
Port Authority of Guam Revenue Series A 5.00% 7/1/48	375,000	418,163

Schedules of investments
Delaware Tax-Free New Jersey Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey 5.00% 10/15/41	500,000	$581,155
South Jersey Port Corporation (Subordinated Marine Terminal) Series B 5.00% 1/1/48 (AMT)	535,000	562,339
South Jersey Transportation Authority Revenue Series A 5.00% 11/1/33 (AGM)	500,000	597,510

		5,135,054

Total Municipal Bonds (cost $32,897,103)		35,333,027

Total Value of Securities – 99.40% (cost $32,897,103)		$35,333,027

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $231,393, which represents 0.65% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York II Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.86%
Corporate Revenue Bonds – 2.76%
Erie, New York Tobacco Asset Securitization (Capital Appreciation-Asset-Backed) Series A 1.53% 6/1/60 ^	39,600,000	$1,626,768
New York City Industrial Development Agency Revenue (Queens Baseball Stadium) 6.125% 1/1/29 (AGC)	1,160,000	1,165,452
Westchester Tobacco Asset Securitization (Subordinate) Series C 5.00% 6/1/45	750,000	779,197

		3,571,417

Education Revenue Bonds – 25.71%
Build NYC Resource, New York (New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	700,000	724,227
Dutchess County Local Development Revenue
(Vassar College Project) 5.00% 7/1/35	1,000,000	1,205,690
5.00% 7/1/36	1,000,000	1,201,580
5.00% 7/1/37	1,000,000	1,198,450
Madison County Capital Resource Revenue
(Colgate University Refunding Project) 5.00% 7/1/35	1,000,000	1,172,520
Series B 5.00% 7/1/39	1,000,000	1,164,330
Monroe County Industrial Development Revenue (University Of Rochester) Series A 5.00% 7/1/37	1,000,000	1,210,080
New York State Dormitory Authority Revenue
5.625% 10/1/29 (AGC)	375,000	376,553
Series A 5.00% 7/1/25	1,140,000	1,142,268
(Colgate University) 6.00% 7/1/21 (NATL)	1,020,000	1,049,672
(Dormitory Facilities) Series A 5.00% 7/1/35	50,000	61,565
Series A 5.00% 7/1/37	2,200,000	2,690,622
Series A 5.00% 7/1/42	1,645,000	1,933,878
(Fordham University) 4.00% 7/1/50	500,000	546,510
(New York University) Series A 5.00% 7/1/36	2,000,000	2,397,660
Series A 5.00% 7/1/39	2,000,000	2,369,920
(School Districts Financing Program) 5.00% 10/1/42 (AGM)	3,565,000	4,278,249
(Skidmore College) Series A 5.00% 7/1/27	500,000	520,050
(Vaughn College Of Aeronautics And Technology) 144A 5.50% 12/1/46 #	300,000	290,649
Onondaga Civic Development Revenue (Le Moyne College Project) Series B 4.00% 7/1/38	255,000	268,280

Schedules of investments
Delaware Tax-Free New York II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Education Revenue Bonds (continued)
Saratoga County Capital Resource Revenue
(Skidmore College Project) 5.00% 7/1/43	3,570,000	$4,276,610
5.00% 7/1/48	1,000,000	1,189,970
Schenectady County Capital Resource Revenue (Union College Project) 5.00% 1/1/40	1,100,000	1,288,078
Yonkers Economic Development (Charter School Of Educational Excellence Project) Series A 5.00% 10/15/49	640,000	655,718

		33,213,129

Electric Revenue Bonds – 7.10%
Build NYC Resource, New York (Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT)#	500,000	525,875
Long Island Power Authority Electric System Revenue
5.00% 9/1/39	2,000,000	2,467,840
5.00% 9/1/42	2,000,000	2,406,560
Series A 5.00% 9/1/44	1,200,000	1,375,524
Series B 5.00% 9/1/41	1,000,000	1,167,930
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	625,000	445,313
Series TT 5.00% 7/1/32 ‡	1,120,000	781,200

		9,170,242

Healthcare Revenue Bond – 2.06%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series A 6.50% 1/1/34	571,875	489,468
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 9/1/50	1,500,000	1,617,945
(NYU Langone Hospitals Obligated Group) Series A 4.00% 7/1/53	500,000	557,445

		2,664,858

Housing Revenue Bond – 1.47%
New York City Housing Development Revenue Series L 5.00% 11/1/26	1,840,000	1,900,609

		1,900,609

Lease Revenue Bonds – 7.89%
Hudson Yards Infrastructure Revenue 5.75% 2/15/47	730,000	752,601
New York Liberty Development Revenue (3 World Trade Center Project) Class 1 144A 5.00% 11/15/44 #	500,000	519,025

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue (3 World Trade Center Project) Class 2 144A 5.15% 11/15/34 #	250,000	$260,393
New York State Dormitory Authority Revenue (Court Facilities Lease) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,235,450
New York State Environmental Facilities Revenue (New York City Municipal Water Finance Authority Projects) Series B 5.00% 6/15/43	2,175,000	2,729,321
Syracuse Industrial Development Agency Revenue (Syracuse City School District Project) 5.00% 5/1/27	2,600,000	2,701,270

		10,198,060

Local General Obligation Bonds – 5.10%
New York, General Obligation
Subseries B-1 5.00% 12/1/34	2,500,000	3,020,775
Subseries F-1 5.00% 4/1/35	1,895,000	2,342,789
Subseries F-1 5.00% 4/1/39	1,000,000	1,220,780

		6,584,344

Pre-Refunded/Escrowed to Maturity Bonds – 4.33%
Buffalo & Erie County Industrial Land Development (Buffalo State College Foundation Housing Project) Series A 6.00% 10/1/31-21§	1,000,000	1,040,880
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/38-23§	2,000,000	2,254,580
(New York University) Series A 5.00% 7/1/37-23§	1,000,000	1,139,170
Onondaga County Trust For Cultural Resources (Syracuse University Project) 5.00% 12/1/30-23§	1,000,000	1,156,550

		5,591,180

Special Tax Revenue Bonds – 22.72%
Metropolitan Transportation Authority Revenue (Climate Certified) 5.00% 11/15/36	3,500,000	4,072,110
New York City Transitional Finance Authority Building Aid Revenue Series S-3 5.00% 7/15/37	1,000,000	1,238,110
New York City Transitional Finance Authority Future Tax Secured Revenue
(Subordinate) Series C 5.00% 11/1/33	1,000,000	1,014,030
Subseries B-1 5.00% 8/1/42	2,000,000	2,284,120
Subseries D-1 5.00% 2/1/28	2,500,000	2,563,350
New York City, New York Industrial Development Agency (Yankee Stadium Project) 7.00% 3/1/49 (AGC)	1,000,000	1,005,110

Schedules of investments
Delaware Tax-Free New York II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Revenue (Hotel Unit Fee Secured) 5.00% 11/15/40	1,000,000	$1,072,960
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/36	1,000,000	1,244,450
(General Purpose) Series A 5.00% 3/15/40	5,000,000	6,205,600
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	3,965,000	4,084,584
Series A-1 5.00% 7/1/58	2,340,000	2,452,437
Series A-2 4.329% 7/1/40	1,370,000	1,379,768
Series A-2 4.536% 7/1/53	330,000	335,224
Series A-2 4.784% 7/1/58	100,000	103,355
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note) 5.00% 10/1/29	170,000	161,378
Series A 4.00% 10/1/22	135,000	130,186

		29,346,772

State General Obligation Bonds – 1.80%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	870,000	524,175
(Public Improvement) Series A 5.00% 7/1/24 ‡	270,000	190,013
Series A 5.00% 7/1/41 ‡	410,000	258,300
Series A 5.25% 7/1/34 ‡	220,000	155,100
Series A 5.375% 7/1/33 ‡	405,000	282,994
Series B 5.75% 7/1/38 ‡	590,000	407,100
Series C 6.00% 7/1/39 ‡	535,000	371,825
(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	185,000	129,963

		2,319,470

Transportation Revenue Bonds – 12.01%
Metropolitan Transportation Authority Revenue (Climate Certified) Series C 5.25% 11/15/55	750,000	860,033
New York State Thruway Authority Revenue Series L 5.00% 1/1/35	1,435,000	1,751,991
New York Transportation Development Special Facilities Revenue (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	1,000,000	1,072,410
Niagara Frontier Transportation Authority Revenue (Buffalo Niagara International Airport) 5.00% 4/1/33 (AMT)	715,000	880,122

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport) 5.00% 4/1/35 (AMT)	775,000	$946,949
5.00% 4/1/37 (AMT)	750,000	909,517
5.00% 4/1/39 (AMT)	350,000	422,044
Port Authority of Guam Series A 5.00% 7/1/48	1,375,000	1,533,263
Port Authority of New York & New Jersey 5.00% 10/15/42	2,500,000	2,973,775
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 11/15/41	2,000,000	2,353,340
Series A 5.00% 11/15/49	490,000	614,940
Westchester County Industrial Development Agency (Million Air Two General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT)#	1,100,000	1,196,415

		15,514,799

Water & Sewer Revenue Bonds – 5.91%
New York City Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	1,500,000	1,581,135
Series EE 5.00% 6/15/40	2,500,000	3,110,775
(Second General Resolution) Series HH 5.00% 6/15/39	2,000,000	2,353,940
Series GG-1 4.00% 6/15/50	500,000	585,340

		7,631,190

Total Municipal Bonds (cost $118,575,424)		127,706,070

Total Value of Securities – 98.86% (cost $118,575,424)		$127,706,070

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $3,516,584, which represents 2.72% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments
Delaware Tax-Free New York II Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Oregon Fund	June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 101.73%

Corporate Revenue Bond – 0.47%
Oregon State Business Development Commission Economic Development Revenue (Red Rock Biofuels LLC Energy Project) 144A 6.50% 4/1/31 (AMT) #‡	300,000	$206,304

		206,304

Education Revenue Bonds – 6.35%
Oregon Health & Science University Revenue Series A 4.00% 7/1/44	600,000	694,098
Oregon State Facilities Authority Revenue (Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	981,960
University of Oregon General Revenue Series A 5.00% 4/1/45	1,000,000	1,142,370

		2,818,428

Electric Revenue Bonds – 0.98%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	171,000
Series TT 5.00% 7/1/32 ‡	380,000	265,050

		436,050

Healthcare Revenue Bonds – 13.34%
Clackamas County Hospital Facility Authority (Rose Villa Project) Series A 5.375% 11/15/55	500,000	507,100
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	915,957
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,876,644
(Samaritan Health Services Project) Series A 5.00% 10/1/40	1,250,000	1,514,000
Salem, Oregon Hospital Facility Authority Revenue (Multi Model - Salem Health Project) Series A 4.00% 5/15/49	1,000,000	1,107,470

		5,921,171

Housing Revenue Bonds – 3.92%
Home Forward Multifamily Housing Revenue (Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	631,297
Oregon State Housing & Community Services Department Mortgage Revenue (Single-Family Mortgage Program) Series A 4.00% 7/1/50	1,000,000	1,107,820

		1,739,117

Schedules of investments
Delaware Tax-Free Oregon Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds – 30.48%
Central Oregon Community College 5.00% 6/15/30	500,000	$501,200
Clackamas County School District No. 12 North Clackamas Series B 5.00% 6/15/37	2,000,000	2,473,880
Clackamas County School District No. 7J Lake Oswego 5.25% 6/1/21 (AGM)	1,000,000	1,045,800
Columbia County School District No. 502 5.00% 6/15/36	575,000	710,976
Linn County Community School District No. 9 Lebanon 5.50% 6/15/27 (NATL)	1,000,000	1,318,300
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	396,162
5.00% 6/15/35	500,000	590,855
Newport, Oregon Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,077,167
Portland Oregon Revenue (Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,287,220
Redmond, Oregon Series B-1 5.00% 6/1/38	1,000,000	1,262,290
Salem-Keizer School District No. 24J 5.00% 6/15/33	1,000,000	1,286,250
Santiam Canyon School District No. 129J 5.00% 6/15/44	475,000	595,574
Washington County Oregon School District No. 15 Forest Grove Series B 0.00% 6/15/23 ^	1,000,000	982,120

		13,527,794

Pre-Refunded Bonds – 14.93%
Eugene Oregon Electric Utility System Revenue 5.00% 8/1/38-22 §	2,000,000	2,193,500
Multnomah County School District No. 3 Parkrose Series A 5.00% 6/30/35-21 §	1,000,000	1,046,840
Oregon Health & Science University Revenue Series E 5.00% 7/1/32-22 §	1,475,000	1,612,323
Umatilla County Oregon School District No. 16R Pendleton Series A 5.00% 6/15/33-24 §	1,000,000	1,183,240
Washington & Multnomah Counties Oregon School District (No. 48J Beaverton) 5.00% 6/15/32-24 §	500,000	590,540

		6,626,443

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 10.46%
Oregon State Department Administrative Services Lottery Revenue Series A 5.00% 4/1/35	1,500,000	$1,768,380
Portland Oregon Revenue (Central Eastside) Series B 5.25% 6/15/30	500,000	522,055
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	1,380,000	1,421,620
Series A-1 5.273% 7/1/46 ^	670,000	189,811
Series A-2 4.329% 7/1/40	510,000	513,636
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note) Series A 4.00% 10/1/22	135,000	130,185
Series A 5.00% 10/1/29	100,000	94,928

		4,640,615

State General Obligation Bonds – 6.12%
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	305,000	183,763
(Public Improvement) Series A 5.00% 7/1/24 ‡	95,000	66,856
Series A 5.00% 7/1/41 ‡	140,000	88,200
Series A 5.25% 7/1/34 ‡	75,000	52,875
Series A 5.375% 7/1/33 ‡	140,000	97,825
Series B 5.75% 7/1/38 ‡	200,000	138,000
Series C 6.00% 7/1/39 ‡	180,000	125,100
(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	65,000	45,663
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,274,370
Series K 5.00% 11/1/44	500,000	643,670

		2,716,322

Transportation Revenue Bonds – 8.03%
Oregon State Department of Transportation Highway User Tax Revenue (Subordinate Lien) Series A 5.00% 11/15/42	1,000,000	1,289,540
Port Authority of Guam Revenue Series A 5.00% 7/1/48	375,000	418,163
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,271,006
(Portland International Airport) 5.00% 7/1/31	500,000	587,030

		3,565,739

Schedules of investments
Delaware Tax-Free Oregon Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 6.65%
Hermiston, Oregon Water & Sewer System Revenue 5.00% 11/1/34 (AGM)	500,000	$579,865
Portland, Oregon Water System Revenue (First Lien) Series A 5.00% 5/1/34	500,000	518,495
Tigard, Oregon Water Revenue 5.00% 8/1/31	1,695,000	1,850,584

		2,948,944

Total Municipal Bonds (cost $42,090,851)		45,146,927

Short-Term Investment – 0.79%

Variable Rate Demand Note – 0.79%¤
Oregon State Facilities Authority Revenue (Peace Health) Series B 0.11% 8/1/34 (LOC - TD Bank N.A.)	350,000	350,000

Total Short-Term Investment (cost $350,000)		350,000

Total Value of Securities – 102.52% (cost $42,440,851)		$45,496,927

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $1,188,264, which represents 2.68% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

June 30, 2020 (Unaudited)

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund
Assets:
Investments, at value[1]	$505,022,333	$349,583,576	$36,775,543
Cash	—	688,513	35,586
Interest receivable	6,621,544	4,596,856	439,939
Receivable for securities sold	1,796,893	—	—
Receivable for fund shares sold	43,984	157,565	993
Prepaid expenses	18,781	3,011	—
Other assets	23,750	18,696	2,021

Total assets	513,527,285	355,048,217	37,254,082

Liabilities:
Cash due to custodian	2,727,830	—	—
Payable for fund shares redeemed	680,339	281,638	33,007
Distribution payable	189,520	117,685	10,464
Investment management fees payable to affiliates	209,240	141,165	6,975
Distribution fees payable to affiliates	60,585	71,371	7,340
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	56,925	48,983	1,731
Accounting and administration expenses payable to non-affiliates	50,861	40,450	19,208
Reports and statements to shareholders expenses payable to non-affiliates	44,368	38,958	5,768
Audit and tax fees payable	26,202	26,202	25,982
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,997	2,765	291
Trustees’ fees and expenses payable to affiliates	3,853	2,646	282
Accounting and administration expenses payable to affiliates	1,775	1,329	433
Legal fees payable to affiliates	954	615	123
Reports and statements to shareholders expenses payable to affiliates	857	591	63
Other accrued expenses	—	—	3,627

Total liabilities	4,057,306	774,398	115,294

Total Net Assets	$509,469,979	$354,273,819	$37,138,788

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund
Net Assets Consist of:
Paid-in capital	$485,288,738	$331,592,918	$34,517,642
Total distributable earnings (loss)	24,181,241	22,680,901	2,621,146

Total Net Assets	$509,469,979	$354,273,819	$37,138,788

Net Asset Value
Class A:
Net assets	$491,253,499	$348,904,933	$35,490,571
Shares of beneficial interest outstanding, unlimited authorization, no par	52,543,950	21,024,644	2,804,387
Net asset value per share	$9.35	$16.60	$12.66
Sales charge	2.75%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.61	$17.38	$13.26

Institutional Class:
Net assets	$18,206,314	$5,358,745	$1,638,189
Shares of beneficial interest outstanding, unlimited authorization, no par	1,946,638	322,374	129,744
Net asset value per share	$9.35	$16.62	$12.63

Class R6:
Net assets	$10,166	$10,141	$10,028
Shares of beneficial interest outstanding, unlimited authorization, no par	1,088	612	794
Net asset value per share	$9.34	$16.57	$12.63
[1] Investments, at cost	$475,766,957	$331,284,844	$34,515,336

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Assets:
Investments, at value[1]	$35,333,027	$127,706,070	$45,496,927
Cash	—	10,907	39,400
Interest receivable	547,996	1,690,406	384,574
Receivable for fund shares sold	65,113	517	715
Receivable for securities sold	—	—	585,605
Other assets	1,777	5,720	1,955

Total assets	35,947,913	129,413,620	46,509,176

Liabilities:
Cash due to custodian	250,014	—	—
Payable for fund shares redeemed	70,771	16,852	6,163
Distribution payable	10,159	56,575	11,436
Payable for securities purchased	—	—	2,032,905
Audit and tax fees payable	25,982	25,983	25,982
Accounting and administration expenses payable to non-affiliates	19,099	25,248	19,551
Distribution fees payable to affiliates	6,901	26,125	8,396
Other accrued expenses	6,638	7,683	4,821
Investment management fees payable to affiliates	6,425	41,996	10,442
Reports and statements to shareholders expenses payable to non-affiliates	3,939	15,472	4,325
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	2,079	12,226	3,261
Accounting and administration expenses payable to affiliates	429	694	453
Dividend disbursing and transfer agent fees and expenses payable to affiliates	280	1,012	346
Trustees’ fees and expenses payable	271	977	333
Legal fees payable to affiliates	121	285	136
Reports and statements to shareholders expenses payable to affiliates	60	217	74
Total liabilities	403,168	231,345	2,128,624

Total Net Assets	$35,544,745	$129,182,275	$44,380,552

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Net Assets Consist of:
Paid-in capital	$32,628,545	$121,055,724	$42,128,411
Total distributable earnings (loss)	2,916,200	8,126,551	2,252,141

Total Net Assets	$35,544,745	$129,182,275	$44,380,552

Net Asset Value
Class A:
Net assets	$33,421,021	$127,159,864	$41,051,986
Shares of beneficial interest outstanding, unlimited authorization, no par	2,601,313	8,885,653	3,037,229
Net asset value per share	$12.85	$14.31	$13.52
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$13.46	$14.98	$14.16

Institutional Class:
Net assets	$2,113,607	$2,012,251	$3,318,330
Shares of beneficial interest outstanding, unlimited authorization, no par	164,728	140,587	245,892
Net asset value per share	$12.83	$14.31	$13.50

Class R6:
Net assets	$10,117	$10,160	$10,236
Shares of beneficial interest outstanding, unlimited authorization, no par	790	709	759
Net asset value per share	$12.81	$14.33	$13.49
[1] Investments, at cost	$32,897,103	$118,575,424	$42,440,851

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended June 30, 2020 (Unaudited)

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund

Investment Income:
Interest	$9,998,621	$7,401,820	$734,544

Expenses:
Management fees	1,299,809	996,220	108,864
Distribution expenses — Class A	628,258	446,642	48,064
Dividend disbursing and transfer agent fees and expenses	220,438	180,986	16,167
Audit and tax fees	72,558	70,773	38,903
Accounting and administration expenses	63,884	50,565	23,566
Registration fees	42,862	44,787	2,795
Reports and statements to shareholders expenses	37,393	26,280	4,388
Trustees’ fees and expenses	15,337	10,686	1,168
Custodian fees	5,040	5,778	952
Legal fees	3,219	351	240
Other	17,497	13,510	4,806

	2,406,295	1,846,578	249,913
Less expenses waived	(2)	(131,524)	(68,457)
Less waived distribution expenses — Class A	(251,303)	—	—
Less expenses paid indirectly	(3,432)	(794)	(774)

Total operating expenses	2,151,558	1,714,260	180,682

Net Investment Income	7,847,063	5,687,560	553,862

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,799,290	2,750,219	521,163
Net change in unrealized appreciation (depreciation) of investments	(5,269,217)	(5,584,348)	(1,188,662)

Net Realized and Unrealized Loss	(1,469,927)	(2,834,129)	(667,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,377,136	$2,853,431	$(113,637)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

Investment Income:
Interest	$628,025	$2,394,057	$749,828

Expenses:
Management fees	103,574	362,310	123,949
Distribution expenses — Class A	44,422	162,656	52,455
Audit and tax fees	38,502	44,903	38,802
Accounting and administration expenses	23,405	31,286	24,029
Dividend disbursing and transfer agent fees and expenses	14,953	55,544	17,698
Reports and statements to shareholders expenses	3,020	8,564	3,313
Registration fees	2,446	2,843	2,720
Trustees’ fees and expenses	1,113	3,885	1,327
Custodian fees	603	1,505	601
Legal fees	135	199	320
Other	4,710	7,930	4,696

	236,883	681,625	269,910
Less expenses waived	(69,123)	(115,516)	(67,987)
Less expenses paid indirectly	(624)	(1,446)	(662)

Total operating expenses	167,136	564,663	201,261

Net Investment Income	460,889	1,829,394	548,567

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	363,800	942,207	372,773
Net change in unrealized appreciation (depreciation) of investments	(543,381)	(1,336,008)	(79,898)

Net Realized and Unrealized Gain (Loss)	(179,581)	(393,801)	292,875

Net Increase in Net Assets Resulting from Operations	$281,308	$1,435,593	$841,442

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Exempt Income Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,847,063	$18,235,955
Net realized gain	3,799,290	5,544,925
Net change in unrealized appreciation (depreciation)	(5,269,217)	13,227,788

Net increase in net assets resulting from operations	6,377,136	37,008,668

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,549,664)	(16,666,273)
Class B*	—	(6,716)
Institutional Class**	(295,985)	(1,535,771)
Class R6***	(159)	(13,117)

	(7,845,808)	(18,221,877)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,427,693	25,373,973
Class B*	—	25,950
Institutional Class**	2,780,789	14,100,538
Class R6***	—	3,487,960

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,990,831	12,675,886
Class B*	—	5,466
Institutional Class**	247,941	1,348,494
Class R6***	159	221

	14,447,413	57,018,488

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(52,375,561)	$(98,963,617)
Class B*	—	(671,509)
Institutional Class**	(4,177,656)	(60,854,029)
Class R6***	—	(7,257,540)

	(56,553,217)	(167,746,695)

Decrease in net assets derived from capital share transactions	(42,105,804)	(110,728,207)

Net Decrease in Net Assets	(43,574,476)	(91,941,416)

Net Assets:
Beginning of period	553,044,455	644,985,871

End of period	$509,469,979	$553,044,455

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Exempt Opportunities Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,687,560	$11,760,842
Net realized gain	2,750,219	9,130,389
Net change in unrealized appreciation (depreciation)	(5,584,348)	10,191,966

Net increase in net assets resulting from operations	2,853,431	31,083,197

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,484,820)	(11,380,482)
Class B*	—	(13,281)
Institutional Class**	(85,457)	(450,179)
Class R6***	(167)	(55,324)

	(5,570,444)	(11,899,266)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,105,748	26,501,059
Class B*	—	700
Institutional Class**	1,921,694	5,875,001
Class R6***	—	7,247,252

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,627,812	9,450,138
Class B*	—	10,449
Institutional Class**	77,063	412,017
Class R6***	167	1,419

	13,732,484	49,498,035

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(43,795,595)	$(94,320,441)
Class B*	—	(1,479,329)
Institutional Class**	(1,361,940)	(23,712,240)
Class R6***	—	(14,821,534)

	(45,157,535)	(134,333,544)

Decrease in net assets derived from capital share transactions	(31,425,051)	(84,835,509)

Net Decrease in Net Assets	(34,142,064)	(65,651,578)

Net Assets:
Beginning of period	388,415,883	454,067,461

End of period	$354,273,819	$388,415,883

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California II Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$553,862	$1,340,120
Net realized gain	521,163	1,135,610
Net change in unrealized appreciation (depreciation)	(1,188,662)	1,382,396

Net increase (decrease) in net assets resulting from operations	(113,637)	3,858,126

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(529,818)	(1,199,236)
Institutional Class*	(17,859)	(148,897)
Class R6**	(149)	(220)

	(547,826)	(1,348,353)

Capital Share Transactions:
Proceeds from shares sold:
Class A	492,489	5,217,411
Institutional Class*	614,098	1,091,922
Class R6**	—	9,998

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	446,971	966,284
Institutional Class*	17,792	135,584
Class R6**	149	208

	1,571,499	7,421,407

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,008,551)	$(15,013,908)
Institutional Class*	(354,406)	(7,624,995)
Class R6**	—	(6,958)

	(7,362,957)	(22,645,861)

Decrease in net assets derived from capital share transactions	(5,791,458)	(15,224,454)

Net Decrease in Net Assets	(6,452,921)	(12,714,681)

Net Assets:
Beginning of period	43,591,709	56,306,390

End of period	$37,138,788	$43,591,709

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New Jersey Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$460,889	$1,256,125
Net realized gain	363,800	631,855
Net change in unrealized appreciation (depreciation)	(543,381)	1,254,303

Net increase in net assets resulting from operations	281,308	3,142,283

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(426,264)	(1,172,604)
Class B*	—	(2,511)
Institutional Class**	(28,337)	(87,650)
Class R6***	(131)	(221)

	(454,732)	(1,262,986)

Capital Share Transactions:
Proceeds from shares sold:
Class A	300,944	2,087,168
Class B*	—	450
Institutional Class**	20,433	250,098
Class R6***	—	9,998

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	348,494	968,175
Class B*	—	2,266
Institutional Class**	27,867	84,709
Class R6***	131	210

	697,869	3,403,074

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,541,262)	$(9,204,894)
Class B*	—	(267,038)
Institutional Class**	(312,264)	(1,338,992)
Class R6***	—	(6,909)

	(6,853,526)	(10,817,833)

Decrease in net assets derived from capital share transactions	(6,155,657)	(7,414,759)

Net Decrease in Net Assets	(6,329,081)	(5,535,462)

Net Assets:
Beginning of period	41,873,826	47,409,288

End of period	$35,544,745	$41,873,826

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York II Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,829,394	$4,221,154
Net realized gain	942,207	2,076,639
Net change in unrealized appreciation (depreciation)	(1,336,008)	4,971,653

Net increase in net assets resulting from operations	1,435,593	11,269,446

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,799,500)	(4,013,465)
Class B*	—	(10,756)
Institutional Class**	(25,218)	(205,704)
Class R6***	(149)	(224)

	(1,824,867)	(4,230,149)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,487,768	7,026,591
Class B*	—	350
Institutional Class**	541,454	782,169
Class R6***	—	10,002

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,411,973	3,119,679
Class B*	—	5,782
Institutional Class**	24,786	200,662
Class R6***	149	212

	3,466,130	11,145,447

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,255,650)	$(28,243,507)
Class B*	—	(1,133,759)
Institutional Class**	(269,224)	(10,858,161)
Class R6***	—	(6,851)

	(12,524,874)	(40,242,278)

Decrease in net assets derived from capital share transactions	(9,058,744)	(29,096,831)

Net Decrease in Net Assets	(9,448,018)	(22,057,534)

Net Assets:
Beginning of period	138,630,293	160,687,827

End of period	$129,182,275	$138,630,293

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Oregon Fund

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$548,567	$1,286,707
Net realized gain	372,773	502,483
Net change in unrealized appreciation (depreciation)	(79,898)	1,147,321

Net increase in net assets resulting from operations	841,442	2,936,511

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(507,436)	(1,189,623)
Class B*	—	(5)
Institutional Class**	(41,420)	(113,411)
Class R6***	(132)	(206)

	(548,988)	(1,303,245)

Capital Share Transactions:
Proceeds from shares sold:
Class A	717,498	4,708,665
Class B*	—	160
Institutional Class**	502,733	2,569,510
Class R6***	—	9,999

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	429,410	994,922
Class B*	—	4
Institutional Class**	31,646	79,225
Class R6***	132	195

	1,681,419	8,362,680

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,269,276)	$(11,809,575)
Class B*	—	(5,098)
Institutional Class**	(197,800)	(4,443,859)
Class R6***	—	(6,737)

	(4,467,076)	(16,265,269)

Decrease in net assets derived from capital share transactions	(2,785,657)	(7,902,589)

Net Decrease in Net Assets	(2,493,203)	(6,269,323)

Net Assets:
Beginning of period	46,873,755	53,143,078

End of period	$44,380,552	$46,873,755

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Exempt Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Income Fund were reorganized into Class A shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$9.37	$9.10	$9.42	$9.50	$9.87	$10.01

0.14	0.27	0.32	0.36	0.38	0.39
(0.02)	0.27	(0.31)	(0.07)	(0.36)	(0.14)

0.12	0.54	0.01	0.29	0.02	0.25

(0.14)	(0.27)	(0.33)	(0.37)	(0.39)	(0.39)

(0.14)	(0.27)	(0.33)	(0.37)	(0.39)	(0.39)

$9.35	$9.37	$9.10	$9.42	$9.50	$9.87

1.28%	6.04%	0.11%	3.05%	0.14%	2.53%

$491,254	$533,584	$577,753	$617,860	$607,985	$627,297
0.83%	0.89%	0.97%	0.96%	0.96%	0.95%
0.93%	0.95%	1.02%	1.01%	1.00%	1.00%
3.01%	2.95%	3.53%	3.78%	3.86%	3.95%
2.91%	2.89%	3.48%	3.73%	3.82%	3.90%
19%	39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Income Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$9.37	$9.11	$9.42	$9.50	$9.86	$10.00

0.15	0.30	0.35	0.39	0.41	0.42
(0.02)	0.25	(0.31)	(0.08)	(0.36)	(0.15)

0.13	0.55	0.04	0.31	0.05	0.27

(0.15)	(0.29)	(0.35)	(0.39)	(0.41)	(0.41)

(0.15)	(0.29)	(0.35)	(0.39)	(0.41)	(0.41)

$9.35	$9.37	$9.11	$9.42	$9.50	$9.86

1.36%	6.13%	0.49%	3.27%	0.50%	2.80%

$18,206	$19,450	$62,831	$54,245	$35,947	$29,094
0.68%	0.69%	0.70%	0.66%	0.65%	0.64%
0.68%	0.73%	0.75%	0.71%	0.69%	0.69%
3.16%	3.21%	3.80%	4.07%	4.16%	4.26%
3.16%	3.17%	3.75%	4.02%	4.12%	4.21%
19%	39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Income Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$9.36	$9.08	$9.39	$9.46	$9.88	$10.03

0.15	0.29	0.36	0.42	0.41	0.42
(0.02)	0.28	(0.31)	(0.10)	(0.42)	(0.16)

0.13	0.57	0.05	0.32	(0.01)	0.26

(0.15)	(0.29)	(0.36)	(0.39)	(0.41)	(0.41)

(0.15)	(0.29)	(0.36)	(0.39)	(0.41)	(0.41)

$9.34	$9.36	$9.08	$9.39	$9.46	$9.88

1.38%	6.38%	0.52%	3.40%	(0.13% )	2.69%

$10	$10	$3,777	$4,120	$3,762	$7,124
0.62%	0.62%	0.64%	0.64%	0.64%	0.63%
0.67%	0.67%	0.69%	0.69%	0.68%	0.67%
3.22%	3.21%	3.87%	4.38%	4.15%	4.25%
3.17%	3.16%	3.82%	4.33%	4.11%	4.21%
19%	39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class A shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$16.70	$15.99	$16.55	$16.52	$17.04	$17.07

0.26	0.45	0.48	0.55	0.56	0.55
(0.11)	0.72	(0.56)	0.09	(0.53)	(0.03)

0.15	1.17	(0.08)	0.64	0.03	0.52

(0.25)	(0.46)	(0.48)	(0.61)	(0.55)	(0.55)

(0.25)	(0.46)	(0.48)	(0.61)	(0.55)	(0.55)

$16.60	$16.70	$15.99	$16.55	$16.52	$17.04

0.93%	7.36%	(0.44% )	3.91%	0.13%	3.08%

$348,905	$383,571	$423,773	$280,412	$268,466	$265,258
0.95%	0.97%	1.01%	1.00%	1.00%	0.99%
1.02%	0.98%	1.01%	1.05%	1.05%	1.04%
3.14%	2.74%	3.02%	3.32%	3.24%	3.23%
3.07%	2.73%	3.02%	3.27%	3.19%	3.18%
44%	60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$16.73	$16.02	$16.58	$16.52	$17.04	$17.05

0.28	0.50	0.52	0.57	0.58	0.58
(0.12)	0.70	(0.56)	0.10	(0.53)	(0.03)

0.16	1.20	(0.04)	0.67	0.05	0.55

(0.27)	(0.49)	(0.52)	(0.61)	(0.57)	(0.56)

(0.27)	(0.49)	(0.52)	(0.61)	(0.57)	(0.56)

$16.62	$16.73	$16.02	$16.58	$16.52	$17.04

1.02%	7.58%	(0.18%)	4.09%	0.23%	3.31%

$5,359	$4,835	$21,317	$15,017	$5,909	$4,165
0.66%	0.69%	0.80%	0.84%	0.84%	0.81%
0.77%	0.70%	0.80%	0.89%	0.89%	0.86%
3.43%	3.05%	3.22%	3.43%	3.40%	3.41%
3.32%	3.04%	3.22%	3.38%	3.35%	3.36%
44%	60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$16.67	$15.98	$16.65	$16.60	$17.09	$17.11

0.28	0.49	0.54	0.48	0.61	0.59
(0.11)	0.70	(0.66)	0.20	(0.53)	(0.05)

0.17	1.19	(0.12)	0.68	0.08	0.54

(0.27)	(0.50)	(0.55)	(0.63)	(0.57)	(0.56)

(0.27)	(0.50)	(0.55)	(0.63)	(0.57)	(0.56)

$16.57	$16.67	$15.98	$16.65	$16.60	$17.09

1.08%	7.51%	(0.71% )	4.18%	0.41%	3.24%

$10	$10	$7,555	$8,472	$6	$6
0.65%	0.72%	0.66%	0.70%	0.69%	0.66%
0.76%	0.72%	0.66%	0.75%	0.74%	0.71%
3.44%	2.94%	3.35%	2.91%	3.55%	3.56%
3.33%	2.94%	3.35%	2.86%	3.50%	3.51%
44%	60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Free California II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors California Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.85	$12.27	$12.63	$12.58	$13.02	$13.02

0.18	0.33	0.39	0.41	0.43	0.43
(0.20)	0.58	(0.36)	0.06	(0.43)	0.01

(0.02)	0.91	0.03	0.47	—	0.44

(0.17)	(0.33)	(0.39)	(0.42)	(0.44)	(0.44)

(0.17)	(0.33)	(0.39)	(0.42)	(0.44)	(0.44)

$12.66	$12.85	$12.27	$12.63	$12.58	$13.02

(0.12% )	7.52%	0.24%	3.78%	(0.06% )	3.46%

$35,491	$42,205	$48,853	$53,998	$48,658	$48,610
0.92%	0.98%	0.97%	0.96%	0.95%	0.97%
1.27%	1.09%	1.00%	1.06%	1.05%	1.05%
2.79%	2.63%	3.13%	3.25%	3.29%	3.36%
2.44%	2.52%	3.10%	3.15%	3.19%	3.28%
20%	40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free California II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors California Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.82	$12.25	$12.60	$12.55	$12.99	$13.00

0.19	0.37	0.42	0.45	0.47	0.47
(0.19)	0.57	(0.34)	0.06	(0.42)	0.01

—	0.94	0.08	0.51	0.05	0.48

(0.19)	(0.37)	(0.43)	(0.46)	(0.49)	(0.49)

(0.19)	(0.37)	(0.43)	(0.46)	(0.49)	(0.49)

$12.63	$12.82	$12.25	$12.60	$12.55	$12.99

0.01%	7.73%	0.65%	4.11%	0.28%	3.74%

$1,638	$1,377	$7,447	$7,057	$5,851	$2,400
0.64%	0.70%	0.64%	0.62%	0.62%	0.66%
1.02%	0.74%	0.67%	0.72%	0.72%	0.75%
3.07%	2.96%	3.45%	3.58%	3.61%	3.66%
2.69%	2.92%	3.42%	3.48%	3.51%	3.57%
20%	40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free California II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors California Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.82	$12.25	$12.61	$12.55	$13.00	$13.04

0.19	0.37	0.42	0.45	0.47	0.46
(0.19)	0.58	(0.36)	0.07	(0.43)	(0.01)

—	0.94	0.06	0.52	0.04	0.45

(0.19)	(0.37)	(0.42)	(0.46)	(0.49)	(0.49)

(0.19)	(0.37)	(0.42)	(0.46)	(0.49)	(0.49)

$12.63	$12.82	$12.25	$12.61	$12.55	$13.00

0.01%	7.73%	0.55%	4.19%	0.20%	3.50%

$10	$10	$7	$6	$6	$6
0.65%	0.70%	0.65%	0.65%	0.62%	0.65%
1.00%	0.86%	0.68%	0.75%	0.72%	0.73%
3.06%	2.88%	3.44%	3.56%	3.62%	3.68%
2.71%	2.72%	3.41%	3.46%	3.52%	3.60%
20%	40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free New Jersey Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19	[2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.88	$12.40		$12.78	$12.69	$13.04	$13.22

0.15	0.34		0.41	0.43	0.44	0.46
(0.03)	0.48		(0.38)	0.09	(0.35)	(0.18)

0.12	0.82		0.03	0.52	0.09	0.28

(0.15)	(0.34)		(0.41)	(0.43)	(0.44)	(0.46)

(0.15)	(0.34)		(0.41)	(0.43)	(0.44)	(0.46)

$12.85	$12.88		$12.40	$12.78	$12.69	$13.04

0.96%	6.68%		0.29%	4.13%	0.61%	2.16%

$33,421	$39,479		$43,895	$48,917	$47,698	$46,060
0.90%	0.96%		0.95%	0.94%	0.95%	0.96%
1.27%	1.07%		0.98%	1.04%	1.05%	1.05%
2.43%	2.67%		3.31%	3.35%	3.31%	3.52%
2.06%	2.56%		3.28%	3.25%	3.21%	3.43%
18%	47%	[5]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New Jersey Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19	[2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.87	$12.38		$12.76	$12.68	$13.03	$13.20

0.17	0.37		0.44	0.46	0.47	0.50
(0.04)	0.49		(0.37)	0.08	(0.34)	(0.17)

0.13	0.86		0.07	0.54	0.13	0.33

(0.17)	(0.37)		(0.45)	(0.46)	(0.48)	(0.50)

(0.17)	(0.37)		(0.45)	(0.46)	(0.48)	(0.50)

$12.83	$12.87		$12.38	$12.76	$12.68	$13.03

1.00%	7.00%		0.56%	4.36%	0.93%	2.50%

$2,114	$2,385		$3,251	$2,114	$1,289	$866
0.68%	0.73%		0.68%	0.66%	0.64%	0.65%
1.02%	0.82%		0.71%	0.76%	0.74%	0.74%
2.65%	2.89%		3.57%	3.63%	3.62%	3.81%
2.31%	2.80%		3.54%	3.53%	3.52%	3.72%
18%	47%	[5]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New Jersey Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19	[2]	12/31/18	12/31/17	12/31/16	12/31/15

$12.85	$12.36		$12.74	$12.66	$13.01	$13.23

0.17	0.36		0.44	0.46	0.47	0.48
(0.04)	0.51		(0.38)	0.08	(0.34)	(0.20)

0.13	0.87		0.06	0.54	0.13	0.28

(0.17)	(0.38)		(0.44)	(0.46)	(0.48)	(0.50)

(0.17)	(0.38)		(0.44)	(0.46)	(0.48)	(0.50)

$12.81	$12.85		$12.36	$12.74	$12.66	$13.01

1.00%	7.07%		0.55%	4.36%	0.97%	2.16%

$10	$10		$7	$6	$6	$6
0.66%	0.69%		0.67%	0.64%	0.64%	0.65%
1.01%	0.85%		0.70%	0.75%	0.74%	0.74%
2.68%	2.85%		3.58%	3.65%	3.62%	3.83%
2.33%	2.69%		3.55%	3.54%	3.52%	3.74%
18%	47%	[5]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New York II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors New York Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$14.34	$13.72	$14.18	$14.22	$14.71	$14.84

0.20	0.39	0.46	0.49	0.53	0.53
(0.03)	0.62	(0.46)	(0.03)	(0.49)	(0.13)

0.17	1.01	—	0.46	0.04	0.40

(0.20)	(0.39)	(0.46)	(0.50)	(0.53)	(0.53)

(0.20)	(0.39)	(0.46)	(0.50)	(0.53)	(0.53)

$14.31	$14.34	$13.72	$14.18	$14.22	$14.71

1.17%	7.42%	0.00%	3.27%	0.22%	2.76%

$127,160	$136,908	$148,451	$160,514	$152,145	$144,162
0.86%	0.90%	0.91%	0.91%	0.92%	0.93%
1.04%	0.95%	0.94%	1.01%	1.02%	1.01%
2.78%	2.75%	3.29%	3.40%	3.59%	3.60%
2.60%	2.70%	3.26%	3.30%	3.49%	3.52%
18%	27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free New York II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors New York Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$14.35	$13.73	$14.19	$14.22	$14.70	$14.81

0.21	0.44	0.50	0.53	0.57	0.57
(0.04)	0.60	(0.46)	(0.03)	(0.49)	(0.12)

0.17	1.04	0.04	0.50	0.08	0.45

(0.21)	(0.42)	(0.50)	(0.53)	(0.56)	(0.56)

(0.21)	(0.42)	(0.50)	(0.53)	(0.56)	(0.56)

$14.31	$14.35	$13.73	$14.19	$14.22	$14.70

1.23%	7.68%	0.31%	3.58%	0.51%	3.13%

$2,012	$1,712	$11,140	$9,559	$7,282	$6,304
0.60%	0.64%	0.60%	0.61%	0.61%	0.62%
0.79%	0.66%	0.63%	0.71%	0.71%	0.71%
3.04%	3.09%	3.60%	3.70%	3.89%	3.90%
2.85%	3.07%	3.57%	3.60%	3.79%	3.81%
18%	27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free New York II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors New York Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$14.36	$13.74	$14.20	$14.23	$14.72	$14.86

0.21	0.42	0.50	0.53	0.57	0.56
(0.03)	0.62	(0.46)	(0.02)	(0.50)	(0.14)

0.18	1.04	0.04	0.51	0.07	0.42

(0.21)	(0.42)	(0.50)	(0.54)	(0.56)	(0.56)

(0.21)	(0.42)	(0.50)	(0.54)	(0.56)	(0.56)

$14.33	$14.36	$13.74	$14.20	$14.23	$14.72

1.29%	7.68%	0.31%	3.59%	0.44%	2.92%

$10	$10	$6	$6	$6	$6
0.62%	0.64%	0.62%	0.64%	0.60%	0.61%
0.78%	0.70%	0.65%	0.74%	0.70%	0.69%
3.02%	2.96%	3.58%	3.68%	3.90%	3.92%
2.86%	2.90%	3.55%	3.58%	3.80%	3.84%
18%	27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free Oregon Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$13.42	$13.01	$13.39	$13.33	$13.72	$13.83

0.16	0.33	0.37	0.40	0.42	0.43
0.10	0.42	(0.38)	0.09	(0.41)	(0.11)

0.26	0.75	(0.01)	0.49	0.01	0.32

(0.16)	(0.34)	(0.37)	(0.43)	(0.40)	(0.43)

(0.16)	(0.34)	(0.37)	(0.43)	(0.40)	(0.43)

$13.52	$13.42	$13.01	$13.39	$13.33	$13.72

1.96%	5.78%	(0.04% )	3.70%	0.03%	2.39%

$41,052	$43,911	$48,527	$52,210	$51,480	$49,015
0.91%	0.95%	0.96%	0.95%	0.95%	0.98%
1.21%	1.05%	0.99%	1.05%	1.05%	1.06%
2.42%	2.49%	2.84%	3.00%	3.08%	3.13%
2.12%	2.39%	2.81%	2.90%	2.98%	3.05%
22%	50%	49%	30%	34%	27%

Financial highlights

Delaware Tax-Free Oregon Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$13.40	$12.99	$13.36	$13.30	$13.69	$13.80

0.18	0.37	0.41	0.44	0.47	0.47
0.10	0.41	(0.37)	0.07	(0.40)	(0.11)

0.28	0.78	0.04	0.51	0.07	0.36

(0.18)	(0.37)	(0.41)	(0.45)	(0.46)	(0.47)

(0.18)	(0.37)	(0.41)	(0.45)	(0.46)	(0.47)

$13.50	$13.40	$12.99	$13.36	$13.30	$13.69

2.08%	6.03%	0.33%	3.91%	0.42%	2.69%

$3,319	$2,953	$4,605	$4,100	$3,048	$2,315
0.66%	0.70%	0.66%	0.64%	0.64%	0.67%
0.96%	0.78%	0.69%	0.74%	0.74%	0.75%
2.67%	2.76%	3.13%	3.30%	3.39%	3.44%
2.37%	2.68%	3.10%	3.20%	3.29%	3.36%
22%	50%	49%	30%	34%	27%

Financial highlights

Delaware Tax-Free Oregon Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/20[1] (Unaudited)	Year ended

	12/31/19 [2]	12/31/18	12/31/17	12/31/16	12/31/15

$13.39	$12.98	$13.36	$13.30	$13.71	$13.85

0.18	0.36	0.40	0.44	0.47	0.46
0.10	0.41	(0.38)	0.08	(0.41)	(0.12)

0.28	0.78	0.02	0.52	0.06	0.34

(0.18)	(0.37)	(0.40)	(0.46)	(0.47)	(0.48)

(0.18)	(0.37)	(0.40)	(0.46)	(0.47)	(0.48)

$13.49	$13.39	$12.98	$13.36	$13.30	$13.71

2.07%	6.05%	0.21%	3.95%	0.36%	2.48%

$10	$10	$6	$6	$6	$6
0.67%	0.69%	0.69%	0.68%	0.63%	0.66%
0.95%	0.83%	0.72%	0.78%	0.73%	0.74%
2.66%	2.73%	3.10%	3.27%	3.39%	3.45%
2.38%	2.59%	3.07%	3.17%	3.29%	3.37%
22%	50%	49%	30%	34%	27%

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds	June 30, 2020 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers seven series. These financial statements and the related notes pertain to Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund (each a Fund, or collectively, the Funds). Delaware Limited-Term Diversified Income Fund is included in a separate report. Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund; and 2.75% for Delaware Tax-Exempt Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

Before each Fund commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Tax-Exempt Income Fund	First Investors Tax Exempt Income Fund
Delaware Tax-Exempt Opportunities Fund	First Investors Tax Exempt Opportunities Fund
Delaware Tax-Free California II Fund	First Investors California Tax Exempt Fund
Delaware Tax-Free New Jersey Fund	First Investors New Jersey Tax Exempt Fund
Delaware Tax-Free New York II Fund	First Investors New York Tax Exempt Fund
Delaware Tax-Free Oregon Fund	First Investors Oregon Tax Exempt Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

1. Significant Accounting Policies (continued)

monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

$3,562	$909	$787	$634	$1,481	$674

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

$130	$115	$13	$10	$35	$12

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax- Exempt Income Fund	Delaware Tax- Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
On the first $500 million	0.50%	0.55%	0.55%	0.55%	0.55%	0.55%
On the next $500 million	0.475%	0.50%	0.50%	0.50%	0.50%	0.50%
On the next $1.5 billion	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to not exceed the following percentages of each Fund’s average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax- Exempt Income Fund	Delaware Tax- Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Operating expense limitation as a percentage of average daily net assets Jan. 1, 2020 through June 30, 2020 Class A	0.92%	0.95%	0.92%	0.90%	0.86%	0.91%
Operating expense limitation as a percentage of average daily net assets Jan. 1, 2020 through June 30, 2020 Institutional Class	0.70%	0.66%	0.64%	0.68%	0.60%	0.66%
Operating expense limitation as a percentage of average daily net assets Jan. 1, 2020 through June 30, 2020 Class R6	0.62%	0.65%	0.65%	0.66%	0.62%	0.67%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended June 30, 2020, each Fund was charged for these services as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$10,944	$8,212	$2,669	$2,636	$4,253	$2,764

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended June 30, 2020, each Fund was charged for these services as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$24,436	$16,974	$1,855	$1,764	$6,179	$2,115

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to limit the Delaware Tax-Exempt Income Fund Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Jan. 1, 2020 through June 30, 2020.* This waiver may be terminated only by agreement of DDLP and the Fund. The fees are calculated daily and paid monthly. Each Fund, was authorized to pay Foresters Financial Services, Inc. a fee up to 0.25%, of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.”

For the six months ended June 30, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$7,911	$5,412	$713	$683	$2,095	$796

For the six months ended June 30, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$5,347	$15,874	$2,161	$839	$5,081	$1,586

For the six months ended June 30, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Class A	$1,013	$2,026	$—	$224	$1,044	$—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended June 30, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to these procedures, for the six months ended June 30, 2020, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Purchases	$20,359,884	$49,631,041	$2,471,284	$882,353	$3,643,546	$1,422,981
Sales	22,485,665	42,982,984	2,727,198	696,160	3,035,023	200,000
Net realized losses	(585,388)	(4,422,001)	(102,076)	(93,834)	(608,729)	—

* The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the six months ended June 30, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Purchases	$97,368,900	$159,485,134	$7,779,672	$6,619,335	$23,687,096	$9,880,633
Sales	132,312,647	193,435,434	13,103,022	11,797,701	31,422,597	11,035,452

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Cost of investments	$475,766,957	$331,284,844	$34,515,336	$32,897,103	$118,947,374	$42,440,851

Aggregate unrealized appreciation of investments	$34,151,458	$23,344,287	$2,711,761	$2,785,851	$9,659,960	$3,362,357
Aggregate unrealized depreciation of investments	(4,896,082)	(5,045,555)	(451,554)	(349,927)	(901,264)	(306,281)

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Net unrealized appreciation of investments	$29,255,376	$18,298,732	$2,260,207	$2,435,924	$8,758,696	$3,056,076

At Dec. 31, 2019, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Exempt Income Fund	$8,876,952	$—	$8,876,952
Delaware Tax-Exempt Opportunities Fund	613,621	—	613,621
Delaware Tax-Free California II Fund	159,898	—	159,898
Delaware Tax-Free New York II Fund	1,574,632	—	1,574,632
Delaware Tax-Free Oregon Fund	595,323	579,965	1,175,288

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2020:

Delaware Tax-Exempt Income Fund

Level 2
Securities

Assets:
Municipal Bonds	$505,022,333

Delaware Tax-Exempt Opportunities Fund

Level 2
Securities

Assets:
Municipal Bonds	$349,583,576

Delaware Tax-Free California II Fund

Level 2
Securities

Assets:
Municipal Bonds	$36,675,543
Short-Term Investments	100,000
Total Value of Securities	$36,775,543

Delaware Tax-Free New Jersey Fund

Level 2
Securities

Assets:
Municipal Bonds	$35,333,027

Delaware Tax-Free New York II Fund

Level 2
Securities

Assets:
Municipal Bonds	$127,706,070

Delaware Tax-Free Oregon Fund

Level 2
Securities

Assets:
Municipal Bonds	$45,146,927
Short-Term Investments	350,000
Total Value of Securities	$45,496,927

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Exempt Income Fund		Delaware Tax-Exempt Opportunities Fund		Delaware Tax-Free California II Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Class A	582,602	2,740,063	434,113	1,606,775	38,500	409,286
Class B*	—	2,822	—	44	—	—
Institutional Class**	293,879	1,523,595	114,071	354,397	48,985	87,293
Class R6***	—	383,256	—	430,514	—	778
Shares issued upon reinvestment of dividends and distributions:
Class A	644,860	1,361,440	281,583	572,172	35,413	76,236
Class B*	—	595	—	645	—	—
Institutional Class**	26,689	145,128	4,685	25,020	1,412	10,768
Class R6***	17	24	10	86	12	16

	1,548,047	6,156,923	834,462	2,989,653	124,322	584,377

Shares redeemed:
Class A	(5,639,299)	(10,618,496)	(2,660,630)	(5,707,770)	(555,015)	(1,181,185)
Class B*	—	(72,392)	—	(90,033)	—	—
Institutional Class**	(449,366)	(6,493,846)	(85,423)	(1,421,132)	(28,081)	(598,785)
Class R6***	—	(798,379)	—	(902,941)	—	(544)

	(6,088,665)	(17,983,113)	(2,746,053)	(8,121,876)	(583,096)	(1,780,514)

Net decrease	(4,540,618)	(11,826,190)	(1,911,591)	(5,132,223)	(458,774)	(1,196,137)

	Delaware Tax-Free New Jersey Fund		Delaware Tax-Free New York II Fund		Delaware Tax-Free Oregon Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/20	12/31/19	6/30/20	12/31/19	6/30/20	12/31/19
Shares sold:
Class A	23,442	163,436	105,084	497,651	53,672	353,142
Class B*	—	36	—	25	—	12
Institutional Class**	1,554	19,824	38,236	55,769	37,555	193,094
Class R6***	—	775	—	694	—	744
Shares issued upon reinvestment of dividends and distributions:
Class A	27,230	75,880	99,070	220,071	31,999	74,692
Class B*	—	181	—	414	—	—
Institutional Class**	2,181	6,653	1,738	14,254	2,362	5,969
Class R6***	10	17	11	15	10	15

	54,417	266,802	244,139	788,893	125,598	627,668

Shares redeemed:
Class A	(513,334)	(716,086)	(863,807)	(1,990,555)	(321,088)	(884,411)
Class B*	—	(21,001)	—	(80,045)	—	(387)
Institutional Class**	(24,319)	(103,797)	(18,723)	(761,887)	(14,464)	(333,093)
Class R6***	—	(538)	—	(478)	—	(504)

	(537,653)	(841,422)	(882,530)	(2,832,965)	(335,552)	(1,218,395)

Net decrease	(483,236)	(574,620)	(638,391)	(2,044,072)	(209,954)	(590,727)

All Class B shares converted into Class A shares on June 14, 2019. These transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” The share transactions associated with the conversion are as follows:

		Year ended 12/31/19

	Class B	Class A
	Shares	Shares	Value

Delaware Tax-Exempt Income Fund	69,771	69,396	$647,468
Delaware Tax-Exempt Opportunities Fund	78,081	77,704	1,285,996
Delaware Tax-Free New Jersey Fund	20,580	20,467	261,776
Delaware Tax-Free New York II Fund	74,148	74,044	1,052,171
Delaware Tax-Free Oregon Fund	89	89	1,185

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund did not have any exchange transactions. For the six months ended June 30, 2020 and the year ended Dec. 31, 2019, the Fund had the following exchange transactions:

		Six months ended 6/30/20
	Exchange Redemptions	Exchange Subscriptions

		Institutional
	Class A	Class	Class R6
	Shares	Shares	Shares	Value
Delaware Tax-Free New York II Fund	26,375	26,389	—	$375,249

		Year ended 12/31/19
	Exchange Redemptions	Exchange Subscriptions

		Institutional
	Class A	Class	Class R6
	Shares	Shares	Shares	Value
Delaware Tax-Exempt Income Fund	294,969	221,584	73,507	$2,746,043
Delaware Tax-Exempt Opportunities Fund	53,902	37,953	15,852	895,522
Delaware Tax-Free California II Fund	26,176	26,249	—	329,536
Delaware Tax-Free New York II Fund	14,242	2,192	12,056	203,431
Delaware Tax-Free Oregon Fund	24,337	23,834	552	319,219

* All Class B shares were converted into Class A shares on June 14, 2019.

** On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares.

*** On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Funds had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the securities lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended June 30, 2020, each Fund had no securities out on loan.

7. Geographic, Credit and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At June 30, 2020, the percentages of each Fund’s net assets insured by bond insurers are listed as follows and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Assured Guaranty Corporation	1.02%	0.40%	—	—	1.97%	2.43%
Assured Guaranty Municipal Corporation	8.35%	3.03%	2.38%	11.89%	4.54%	3.66%
AMBAC Assurance Corporation	—	0.40%	—	—	2.50%	—
Build America Mutual Assurance	0.19%	—	—	4.73%	—	—
National Public Finance Guarantee Corporation	7.53%	0.49%	0.36%	7.71%	0.81%	2.97%
	17.09%	4.32%	2.74%	24.33%	9.82%	9.06%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

7. Geographic, Credit and Market Risks (continued)

the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. As of the financial reporting period, Management is evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Funds® by Macquarie tax-exempt funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA	Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Officer Assurant, Inc. New York, NY Frances A.	PNC Financial Services Group Pittsburgh, PA Christianna Wood Chief Executive Officer
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and President
Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Boston, MA	Former Chief Executive Officer Banco Itaú International Miami, FL	Gore Creek Capital, Ltd.
Golden, CO
Janet L. Yeomans
Former Vice President and
	John A. Fry		Treasurer 3M Company St. Paul, MN
Jerome D. Abernathy	President Drexel University Philadelphia, PA
Managing Member
Stonebrook Capital
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Delaware Funds® by Macquarie privacy practices notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

●Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, and your financial history.

●Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

●Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

●Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to

i     This page is not part of the semiannual report.

maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

This privacy practices notice is being provided on behalf of the following:

Delaware Capital Management

Delaware Capital Management Advisers, Inc.

Delaware Distributors, Inc.

Delaware Distributors, L.P.

Delaware Funds® by Macquarie

Delaware Enhanced Global Dividend and Income Fund

Delaware Group® Adviser Funds

Delaware Group Cash Reserve

Delaware Group Equity Funds I

Delaware Group Equity Funds II

Delaware Group Equity Funds IV

Delaware Group Equity Funds V

Delaware Group Foundation Funds

Delaware Group Global & International Funds

Delaware Group Government Fund

Delaware Group Income Funds

Delaware Group Limited-Term Government Funds

Delaware Group State Tax-Free Income Trust

Delaware Group Tax-Free Fund

Delaware Investments® Colorado Municipal Income Fund, Inc.

Delaware Investments Dividend and Income Fund, Inc.

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Delaware Investments National Municipal Income Fund

Delaware Pooled® Trust

Delaware VIP® Trust

Voyageur Insured Funds

Voyageur Intermediate Tax Free Funds

Voyageur Mutual Funds

Voyageur Mutual Funds II

Voyageur Mutual Funds III

Voyageur Tax Free Funds

Delaware Investments Advisers Partner, Inc.

Delaware Investments Distribution Partner, Inc.

Delaware Investments Fund Advisers

Delaware Investments Fund Services Company

Delaware Investments Management Company, LLC

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

Four Corners Capital Management, LLC

Macquarie Absolute Return MBS Fund, LP

Macquarie Absolute Return MBS Fund

Macquarie Alternative Strategies

Macquarie Allegiance Capital, LLC

Macquarie Asset Advisers

Macquarie Emerging Markets Small Cap Fund, LLC

Macquarie Funds Management Hong Kong Limited

Macquarie Global Infrastructure Total Return Fund Inc.

Macquarie Investment Management Advisers

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Business Trust

Macquarie Investment Management Europe Limited

Macquarie Investment Management Europe S.A.

Macquarie Investment Management General Partner, Inc.

Macquarie Investment Management Global Limited

Macquarie Multi-Cap Growth Fund, LP

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Delaware Funds® by Macquarie privacy practices notice

Macquarie Real Estate Absolute Return Partners, Inc.

Macquarie Total Return Fund Inc.

Optimum Fund Trust

Retirement Financial Services, Inc.

Revised February 2020

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Delaware Funds® by Macquarie

Equity funds

US equity funds

●	Delaware Equity Income Fund

(formerly, First Investors Equity Income Fund)1

●	Delaware Growth and Income Fund

(formerly, First Investors Growth & Income Fund)1

●	Delaware Growth Equity Fund

(formerly, First Investors Select Growth Fund)1

●	Delaware Mid Cap Value Fund
●	Delaware Opportunity Fund

(formerly, First Investors Opportunity Fund)1

●	Delaware Select Growth Fund[2]
●	Delaware Small Cap Core Fund[3]
●	Delaware Small Cap Growth Fund
●	Delaware Small Cap Value Fund
●	Delaware Smid Cap Growth Fund
●	Delaware Special Situations Fund

(formerly, First Investors Special Situations Fund)1

●	Delaware U.S. Growth Fund
●	Delaware Value® Fund

Global / international equity funds

● Delaware Emerging Markets Fund

● Delaware Global Equity Fund

(formerly, First Investors Global Fund)1

● Delaware International Fund

(formerly, First Investors International Fund)1

● Delaware International Small Cap Fund

● Delaware International Value Equity Fund

Alternative / specialty funds

● Delaware Covered Call Strategy Fund

(formerly, First Investors Covered Call Strategy Fund)1

● Delaware Healthcare Fund

● Delaware Hedged U.S. Equity Opportunities Fund

(formerly, First Investors Hedged U.S. Equity Opportunities Fund)1

● Delaware Premium Income Fund

(formerly, First Investors Premium Income Fund)1

Multi-asset funds

● Delaware Global Listed Real Assets Fund

(formerly, Delaware REIT Fund)4

● Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

● Delaware Total Return Fund

(formerly, First Investors Total Return Fund)1

● Delaware Wealth Builder Fund

1On April 6, 2019, Foresters Investment Management Company, Inc. (FIMCO), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), a leading global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (Macquarie), would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds® by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”). Following the requisite approval of each Reorganization from shareholders of each First Investors Fund, each Acquiring Fund is managed by DMC and each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as the corresponding First Investors Fund. The Transaction closed on Oct. 4, 2019 (the “Closing Date”). Information, including without limitation historical holdings and performance information, relating to the Acquiring Funds for periods prior to the Closing Date has been provided by FIMCO and is attributable to the Acquired Funds.

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in each Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investing involves risk, including the possible loss of principal.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

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Fixed income funds

Taxable fixed income funds

● Delaware Corporate Bond Fund

● Delaware Diversified Income Fund

● Delaware Emerging Markets Debt Corporate Fund

(formerly, Delaware Emerging Markets Debt Fund)

● Delaware Extended Duration Bond Fund

● Delaware Floating Rate Fund

● Delaware Floating Rate II Fund

(formerly, First Investors Floating Rate Fund)1

● Delaware Fund for Income

(formerly, First Investors Fund For Income)1

● Delaware Government Cash Management Fund

(formerly, First Investors Government Cash Management Fund)1,5

● Delaware High-Yield Opportunities Fund

● Delaware International Opportunities Bond Fund

(formerly, First Investors International Opportunities Bond Fund)1

● Delaware Investment Grade Fund

(formerly, First Investors Investment Grade Fund)1

● Delaware Investments Ultrashort Fund

● Delaware Limited Duration Bond Fund

(formerly, First Investors Limited Duration Bond Fund)1

● Delaware Limited-Term Diversified Income Fund

● Delaware Strategic Income Fund

● Delaware Strategic Income II Fund

(formerly, First Investors Strategic Income Fund)1

Municipal fixed income funds

● Delaware Minnesota High-Yield Municipal Bond Fund

● Delaware National High-Yield Municipal Bond Fund

● Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)1

● Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt Opportunities Fund)1

● Delaware Tax-Free Arizona Fund

● Delaware Tax-Free California Fund

● Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)1

● Delaware Tax-Free Colorado Fund

● Delaware Tax-Free Idaho Fund

● Delaware Tax-Free Minnesota Fund

● Delaware Tax-Free Minnesota Intermediate Fund

● Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)1

● Delaware Tax-Free New York Fund

● Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)1

● Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)1

● Delaware Tax-Free Pennsylvania Fund

● Delaware Tax-Free USA Fund

● Delaware Tax-Free USA Intermediate Fund

2On May 20, 2020, the Board of Trustees approved the replacement of the Fund’s current sub-advisor with the US Growth Equity team of the Fund’s investment manager, Delaware Management Company. In connection with this determination, the Board approved certain changes to the Fund’s investment strategies. These portfolio management and strategy changes were effective July 31, 2020. The investment strategy changes may result in higher portfolio turnover in the near term, as the new portfolio management team purchases and sells securities to accommodate the investment strategy changes. A higher portfolio turnover is likely to cause the Fund to realize capital gains and incur transaction costs. You should consult your financial advisor about the changes that will result from the investment strategy changes

3Closed to certain new investors.

4Effective Aug. 20, 2019, the Fund’s name, investment objectives, and portfolio managers changed. The new portfolio managers intend to reposition the Fund’s investment portfolio in accordance with its current investment process. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

5On May 20, 2020, the Board of Trustees unanimously voted and approved a proposal to liquidate and dissolve Delaware Government Cash Management Fund (“Fund”). The liquidation and dissolution are expected to take effect on or about Sept. 25, 2020. The Fund closed to new investors and all sales efforts ceased as of the close of business on Thursday, July 2, 2020. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until close of business Wednesday, Sept. 23, 2020. Until the liquidation, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware Funds by Macquarie fund. Any exchange would be made at the current net asset value of the Fund and the selected Delaware Fund. The Fund’s shareholders would not incur front-end or contingent deferred sales charges upon these exchanges as the funds do not typically carry loads or sales charges.

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Caring for your portfolio

Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.

If you decide to make some changes, check out the convenient options provided by Macquarie Investment Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.

Most importantly, you may generally exchange all or part of your shares in one Delaware Funds® by Macquarie mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).

Choose the investment method suitable for you

After you’ve evaluated your overall investments, you have choices about how to implement any changes:

1.	Move assets all at once at any time.

2.

Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware fund for those in another Delaware fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.

3.

Use our automatic investing plan for future investments in different vehicles. To allocate your future investments differently, the Macquarie Investment Management automatic investing plan allows you to make regular monthly or quarterly investments directly from your checking account.

Important notes about exchanging or redeeming shares

For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.

If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.

When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.

You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.

We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

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Contact information

Shareholder assistance by phone

800 523-1918, weekdays from 8:30am to

6:00pm Eastern time

For securities dealers and financial

institutions representatives only

800 362-7500

Regular mail

P.O. Box 9876

Providence, RI 02940-8076

Overnight courier service

4400 Computer Drive

Westborough, MA 01581-1722

Macquarie Investment Management ● 2005 Market Street ● Philadelphia, PA 19103-7094

Effective Sept. 1, 2020: 610 Market Street ● Philadelphia, PA 19106-2354

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than MBL, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

(1268452)
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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2020

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2020